                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-8606

                             SCUDDER PATHWAYS SERIES
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        08/31

Date of reporting period:       08/31/05

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Pathway Series

Pathway Conservative Portfolio

Pathway Moderate Portfolio

Pathway Growth Portfolio

Pathway Growth Plus Portfolio

Annual Report to Shareholders

August 31, 2005

Contents

Click Here Performance Summaries

Click Here Information About Each Portfolio's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Highlights

Click Here Portfolio Summaries

Click Here Investment Portfolios

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The portfolios are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Asset allocation risk: although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the portfolios could suffer losses on an underlying fund's derivative position. Please read each portfolio's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summaries August 31, 2005

Pathway Conservative Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Portfolio's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Conservative Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Conservative Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/05
	1-Year	3-Year	5-Year	Life of Class*
Class A	9.04%	7.83%	2.37%	4.42%
Class B	8.24%	6.98%	1.62%	3.65%
Class C	8.27%	7.00%	1.61%	3.64%
Russell 1000 Index+	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	3.17%	4.23%	6.54%	6.26%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/05	$ 11.83	$ 11.83	$ 11.82
8/31/04	$ 11.17	$ 11.17	$ 11.16
Distribution Information: Twelve Months: Income Dividends as of 8/31/05	$ .34	$ .25	$ .25
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Conservative Portfolio — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/05
Pathway Conservative Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$10,277	$11,816	$10,595	$13,793
	Average annual total return	2.77%	5.72%	1.16%	3.72%
Class B	Growth of $10,000	$10,524	$12,045	$10,744	$13,709
	Average annual total return	5.24%	6.40%	1.44%	3.65%
Class C	Growth of $10,000	$10,827	$12,249	$10,832	$13,701
	Average annual total return	8.27%	7.00%	1.61%	3.64%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Comparative Results as of 8/31/05
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,463	$14,403	$8,865	$18,942
	Average annual total return	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	Growth of $10,000	$12,310	$17,694	$13,223	$21,059
	Average annual total return	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	Growth of $10,000	$10,317	$11,324	$13,729	$17,016
	Average annual total return	3.17%	4.23%	6.54%	6.26%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Income Funds Category as of 8/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	96	of	239	40
3-Year	93	of	162	58

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Pathway Conservative Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Portfolio's most recent month-end performance. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Conservative Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the period prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of Scudder Pathway Series: Conservative Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of the 8/31/05
	1-Year	3-Year	5-Year	Life of Class*
Class S	9.33%	8.09%	2.61%	4.68%
Class AARP	9.27%	8.07%	2.60%	4.67%
Russell 1000 Index+	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	3.17%	4.23%	6.54%	6.26%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 8/31/05	$ 11.82	$ 11.83
8/31/04	$ 11.17	$ 11.17
Distribution Information: Twelve Months: Income Dividends as of 8/31/05	$ .37	$ .37
Growth of an Assumed $10,000 Investment
[] Pathway Conservative Portfolio — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/05
Pathway Conservative Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$10,933	$12,630	$11,377	$14,953
	Average annual total return	9.33%	8.09%	2.61%	4.68%
Class AARP	Growth of $10,000	$10,927	$12,623	$11,370	$14,944
	Average annual total return	9.27%	8.07%	2.60%	4.67%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Comparative Results as of 8/31/05
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,463	$14,403	$8,865	$18,942
	Average annual total return	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	Growth of $10,000	$12,310	$17,694	$13,223	$21,059
	Average annual total return	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	Growth of $10,000	$10,317	$11,324	$13,729	$17,016
	Average annual total return	3.17%	4.23%	6.54%	6.26%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Income Funds Category as of 8/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	84	of	239	35
3-Year	83	of	162	51
5-Year	71	of	95	74

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Pathway Moderate Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Portfolio's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class A and B shares and for the 3-year, 5-year and Life of Class periods for Class C shares reflect a fee waiver and/or expense reimbursement for the Pathway Moderate Portfolio. In addition, returns and rankings during all periods shown reflect a fee and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

Average Annual Total Return (Unadjusted for Sales Charge) as of 8/31/05
	1-Year	3-Year	5-Year	Life of Class*
Class A	10.95%	9.52%	-.02%	4.49%
Class B	10.17%	8.70%	-.74%	3.73%
Class C	10.28%	8.73%	-.74%	3.72%
Russell 1000 Index+	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Aggregate Bond Index+++	4.15%	4.88%	6.98%	6.58%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/05	$ 11.55	$ 11.54	$ 11.54
8/31/04	$ 10.63	$ 10.63	$ 10.62
Distribution Information: Twelve Months: Income Dividends as of 8/31/05	$ .24	$ .16	$ .16
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Moderate Portfolio — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Aggregate Bond Index+++

Yearly periods ended August 31

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/05
Pathway Moderate Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$10,457	$12,381	$9,418	$13,876
	Average annual total return	4.57%	7.38%	-1.19%	3.79%
Class B	Growth of $10,000	$10,717	$12,644	$9,556	$13,796
	Average annual total return	7.17%	8.13%	-.90%	3.73%
Class C	Growth of $10,000	$11,028	$12,856	$9,636	$13,794
	Average annual total return	10.28%	8.73%	-.74%	3.72%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Comparative Results as of 8/31/05
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,463	$14,403	$8,865	$18,942
	Average annual total return	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	Growth of $10,000	$12,310	$17,694	$13,223	$21,059
	Average annual total return	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Aggregate Bond Index+++	Growth of $10,000	$10,415	$11,535	$14,011	$17,466
	Average annual total return	4.15%	4.88%	6.98%	6.58%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Balanced Funds Category as of 8/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	279	of	608	46
3-Year	199	of	455	44

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Pathway Moderate Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Portfolio's most recent month-end performance. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement. In addition, returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the periods prior to its inception on October 2, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 8/31/05
	1-Year	3-Year	5-Year	Life of Class*
Class S	11.23%	9.78%	.22%	4.75%
Class AARP	11.39%	9.84%	.25%	4.76%
Russell 1000 Index+	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Aggregate Bond Index+++	4.15%	4.88%	6.98%	6.58%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 8/31/05	$ 11.54	$ 11.54
8/31/04	$ 10.62	$ 10.62
Distribution Information: Twelve Months: Income Dividends as of 8/31/05	$ .28	$ .27
Growth of an Assumed $10,000 Investment
[] Pathway Moderate Portfolio — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Aggregate Bond Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/05
Pathway Moderate Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$11,123	$13,230	$10,110	$15,039
	Average annual total return	11.23%	9.78%	.22%	4.75%
Class AARP	Growth of $10,000	$11,139	$13,251	$10,124	$15,059
	Average annual total return	11.39%	9.84%	.25%	4.76%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Comparative Results as of 8/31/05
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,463	$14,403	$8,865	$18,942
	Average annual total return	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	Growth of $10,000	$12,310	$17,694	$13,223	$21,059
	Average annual total return	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Aggregate Bond Index+++	Growth of $10,000	$10,415	$11,535	$14,011	$17,466
	Average annual total return	4.15%	4.88%	6.98%	6.58%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Balanced Funds Category as of 8/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	256	of	608	43
3-Year	174	of	455	39
5-Year	262	of	361	73

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Pathway Growth Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Portfolio's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Growth Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/05
	1-Year	3-Year	5-Year	Life of Class*
Class A	12.76%	11.31%	-1.67%	5.50%
Class B	11.86%	10.46%	-2.40%	4.71%
Class C	11.86%	10.45%	-2.41%	4.71%
Russell 1000 Index+	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Aggregate Bond Index+++	4.15%	4.88%	6.98%	6.58%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/05	$ 13.49	$ 13.35	$ 13.35
8/31/04	$ 12.14	$ 12.02	$ 12.02
Distribution Information: Twelve Months: Income Dividends as of 8/31/05	$ .19	$ .09	$ .09
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Growth Portfolio — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Aggregate Bond Index+++

Yearly periods ended August 31

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/05
Pathway Growth Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$10,628	$12,998	$8,663	$15,101
	Average annual total return	6.28%	9.13%	-2.83%	4.80%
Class B	Growth of $10,000	$10,886	$13,276	$8,779	$14,997
	Average annual total return	8.86%	9.91%	-2.57%	4.71%
Class C	Growth of $10,000	$11,186	$13,473	$8,852	$14,994
	Average annual total return	11.86%	10.45%	-2.41%	4.71%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Comparative Results as of 8/31/05
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,463	$14,403	$8,865	$18,942
	Average annual total return	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	Growth of $10,000	$12,310	$17,694	$13,223	$21,059
	Average annual total return	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Aggregate Bond Index+++	Growth of $10,000	$10,415	$11,535	$14,011	$17,466
	Average annual total return	4.15%	4.88%	6.98%	6.58%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Multi-Cap Core Funds Category as of 8/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	576	of	751	77
3-Year	385	of	565	68

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Pathway Growth Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Portfolio's most recent month-end performance. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Growth Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the periods prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 8/31/05
	1-Year	3-Year	5-Year	Life of Class*
Class S	13.02%	11.56%	-1.46%	5.76%
Class AARP	12.94%	11.53%	-1.47%	5.74%
Russell 1000 Index+	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Aggregate Bond Index+++	4.15%	4.88%	6.98%	6.58%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 8/31/05	$ 13.51	$ 13.52
8/31/04	$ 12.17	$ 12.17
Distribution Information: Twelve Months: Income Dividends as of 8/31/05	$ .23	$ .23
Growth of an Assumed $10,000 Investment
[] Pathway Growth Portfolio — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Aggregate Bond Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/05
Pathway Growth Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$11,302	$13,885	$9,293	$16,356
	Average annual total return	13.02%	11.56%	-1.46%	5.76%
Class AARP	Growth of $10,000	$11,294	$13,874	$9,286	$16,334
	Average annual total return	12.94%	11.53%	-1.47%	5.74%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Comparative Results as of 8/31/05
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,463	$14,403	$8,865	$18,942
	Average annual total return	14.63%	12.93%	-2.38%	7.57%
Russell 2000 Index++	Growth of $10,000	$12,310	$17,694	$13,223	$21,059
	Average annual total return	23.10%	20.95%	5.75%	8.88%
Lehman Brothers Aggregate Bond Index+++	Growth of $10,000	$10,415	$11,535	$14,011	$17,466
	Average annual total return	4.15%	4.88%	6.98%	6.58%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Multi-Cap Core Funds Category as of 8/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	562	of	751	75
3-Year	375	of	565	67
5-Year	212	of	393	54

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Information About Each Portfolio's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expense of the Underlying Scudder Funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying Scudder Funds is based on its allocation of Underlying Scudder Funds. In the most recent six-month period, Class A, B, C, AARP (excluding Class C and AARP for the Pathway Moderate Portfolio) and S shares limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying Scudder Funds limited expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended August 31, 2005.

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Pathway Conservative Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended August 31, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,025.60	$ 1,020.90	$ 1,021.00	$ 1,025.20	$ 1,026.80
Expenses Paid per $1,000*	$ 2.81	$ 6.62	$ 6.62	$ 1.58	$ 1.53
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,022.43	$ 1,018.65	$ 1,018.65	$ 1,023.64	$ 1,023.69
Expenses Paid per $1,000*	$ 2.80	$ 6.61	$ 6.61	$ 1.58	$ 1.53
Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,025.60	$ 1,020.90	$ 1,021.00	$ 1,025.20	$ 1,026.80
Expenses Paid per $1,000**	$ 5.57	$ 9.37	$ 9.37	$ 4.34	$ 4.29
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,019.71	$ 1,015.93	$ 1,015.93	$ 1,020.92	$ 1,020.97
Expenses Paid per $1,000**	$ 5.55	$ 9.35	$ 9.35	$ 4.33	$ 4.28

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Portfolio Expense Ratio	.55%	1.30%	1.30%	.31%	.30%
Estimated Indirect Expenses of Underlying Scudder Funds	.54%	.54%	.54%	.54%	.54%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.09%	1.84%	1.84%	.85%	.84%

For more information, please refer to the Portfolio's prospectus.

Pathway Moderate Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended August 31, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,027.30	$ 1,023.10	$ 1,024.00	$ 1,029.90	$ 1,029.50
Expenses Paid per $1,000*	$ 2.81	$ 6.83	$ 6.73	$ 1.13	$ 1.53
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,022.43	$ 1,018.45	$ 1,018.55	$ 1,024.10	$ 1,023.69
Expenses Paid per $1,000*	$ 2.80	$ 6.82	$ 6.72	$ 1.12	$ 1.53
Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,027.30	$ 1,023.10	$ 1,024.00	$ 1,029.90	$ 1,029.50
Expenses Paid per $1,000**	$ 5.77	$ 9.79	$ 9.69	$ 4.09	$ 4.50
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,019.51	$ 1,015.53	$1,015.63	$ 1,021.17	$ 1,020.77
Expenses Paid per $1,000**	$ 5.75	$ 9.75	$ 9.65	$ 4.08	$ 4.48

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Portfolio Expense Ratio	.55%	1.34%	1.32%	.22%	.30%
Estimated Indirect Expenses of Underlying Scudder Funds	.58%	.58%	.58%	.58%	.58%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.13%	1.92%	1.90%	.80%	.88%

For more information, please refer to the Portfolio's prospectus.

Pathway Growth Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended August 31, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,028.20	$ 1,024.60	$ 1,024.60	$ 1,028.90	$ 1,029.70
Expenses Paid per $1,000*	$ 2.81	$ 6.63	$ 6.63	$ 1.53	$ 1.53
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,022.43	$ 1,018.65	$ 1,018.65	$1,023.69	$ 1,023.69
Expenses Paid per $1,000*	$ 2.80	$ 6.61	$ 6.61	$ 1.53	$ 1.53
Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,028.20	$ 1,024.60	$ 1,024.60	$ 1,028.90	$ 1,029.70
Expenses Paid per $1,000**	$ 5.73	$ 9.54	$ 9.54	$ 4.45	$ 4.45
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,019.56	$ 1,015.78	$ 1,015.78	$ 1,020.82	$ 1,020.82
Expenses Paid per $1,000**	$ 5.70	$ 9.50	$ 9.50	$ 4.43	$ 4.43

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Portfolio Expense Ratio	.55%	1.30%	1.30%	.30%	.30%
Estimated Indirect Expenses of Underlying Scudder Funds	.57%	.57%	.57%	.57%	.57%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.12%	1.87%	1.87%	.87%	.87%

For more information, please refer to the Portfolio's prospectus.

Pathway Growth Plus Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended August 31, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,029.50	$ 1,028.60	$ 1,025.70	$ 1,030.40
Expenses Paid per $1,000*	$ 2.81	$ 6.65	$ 6.64	$ 1.54
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,022.43	$ 1,018.65	$ 1,018.65	$ 1,023.69
Expenses Paid per $1,000*	$ 2.80	$ 6.61	$ 6.61	$ 1.53
Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the period ended August 31, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,029.50	$ 1,028.60	$ 1,025.70	$ 1,030.40
Expenses Paid per $1,000**	$ 5.83	$ 9.66	$ 9.65	$ 4.55
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/05	$ 1,019.46	$ 1,015.68	$ 1,015.68	$ 1,020.72
Expenses Paid per $1,000**	$ 5.80	$ 9.60	$ 9.60	$ 4.53

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period then divided by 365.

** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Portfolio Expense Ratio	.55%	1.30%	1.30%	.30%
Estimated Indirect Expenses of Underlying Scudder Funds	.59%	.59%	.59%	.59%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.14%	1.89%	1.89%	.89%

For more information, please refer to the Portfolio's prospectus.

Portfolio Management Review

Scudder Pathway Series: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Pathway Series. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Janet Campagna

Managing Director of Deutsche Asset Management and Co-Manager of the portfolios.

Joined Deutsche Asset Management in 1999. Investment strategist and manager of the asset allocation strategies group for Barclays Global Investors from 1994 to 1999.

Global head of Advanced Research and Quantitative Strategies.

Over 16 years of investment industry experience.

BS, Northeastern University; MS, Social Science, California Institute of Technology; PhD, Political Science, University of California at Irvine.

Joined the portfolios in 2002.

Inna Okounkova

Director of Deutsche Asset Management and Co-Manager of the portfolios.

Joined Deutsche Asset Management in 1999 as a quantitative analyst, becoming an associate portfolio manager in 2001.

Began investment career in 1999.

Global Asset Allocation portfolio manager: New York.

BS, MS, Moscow State University; MBA, University of Chicago.

Joined the portfolios in 2002.

Robert Wang

Managing Director of Deutsche Asset Management and Co-Manager of the portfolios.

Joined Deutsche Asset Management in 1995 after 13 years of experience in fixed income trading at J.P. Morgan.

Senior portfolio manager for global and tactical asset allocation portfolios, with a focus on quantitative asset allocation, portfolio risk control and derivatives trading management.

BS, University of Pennsylvania — The Wharton School.

Joined the portfolios in 2002.

In the following interview, Co-Managers Janet Campagna, Robert Wang and Inna Okounkova and Investment Strategist Arnim Holzer address the economy, markets, portfolio management strategy and resulting performance of Scudder Pathway Portfolios during the period ended August 31, 2005.

Q:  Will you describe the major global economic and political developments over the last year and how they are affecting world markets?

A:  Energy has been much in the news over the last year. Energy prices and supply/demand are driven by a variety of interrelated political and economic factors and can have a major impact on economic growth. After a slow grind upward through much of 2004 and 2005, oil prices spiked as the damaging effects of Hurricane Katrina on the US oil industry became evident. Oil prices began to have a powerful influence on financial markets at the very end of the period covered by this report, as equities sold off and bonds rallied strongly on fears that rapidly rising gasoline prices would dampen spending by US consumers.

There have been many ups and downs in the economy and markets over the last year. As the period covered by this report began in September 2004, there was considerable concern regarding whether the expansion of the US economy could be sustained, and many observers believed that a slowdown was about to begin. In the fourth quarter of 2004, we began to see more positive economic reports: Stronger-than-expected economic growth was reported for the third quarter, employment numbers began to look more favorable and the corporate sector appeared to be strengthening. As a result, the stock market rallied in November and December.

In the early months of 2005, uncertainty about the sustainability of economic growth mounted again. The anticipation of a slowing economy, together with concerns over the Federal Reserve Board's (the Fed) continued interest rate tightening and rising commodity prices, resulted in general weakness and negative returns in the first quarter of the calendar year.

As the year progressed, economic news again turned more positive. There was increasing evidence that the economic expansion would continue, as consumer spending and business investment remained strong, and corporate earnings reports were generally favorable.

European indicators have been negative over most of the last year, although there has been recent improvement in export-related trends. Corporate restructurings are the main source of earnings growth in Europe at present. Although fiscal irresponsibility and squabbling among nations is putting pressure on the European Monetary Union (EMU), few observers believe that an EMU breakup is likely.

Economies in the Asia/Pacific region look fairly strong, as recovery from the Chinese central bank's earlier tightening measures continues. Recent decisions by the Chinese government, especially the revaluation of the yuan, indicate a commitment by the country to continue as a major exporter of manufactured goods and become an increasingly significant player in the world economy. In Japan, we are seeing an improvement in consumer spending and corporate investment.

Equity markets moved up and down over the period, responding to actual and anticipated economic developments. For the 12-month period, equity returns were positive, with international markets stronger than the US markets, and small-cap stocks stronger than large-cap issues. A glut of global savings and reasonably positive inflation statistics caused fixed-income markets to perform remarkably well in the face of resilient economic growth.

Q:  What is the current outlook for US and world markets?

A:  As of early September, energy prices and the effects of hurricanes in the US Gulf Coast are the dominant themes in the news, both general and economic. It will be several months before we can assess the overall impact of the severe weather on the economy and markets. Oil production and the transportation of agricultural products have been disrupted, but there may also be positive effects on overall economic activity as the rebuilding of infrastructure creates jobs, increases demand for a variety of products and draws out billions of dollars of fiscal stimulus from the federal government. The hurricanes may also have the effect of increasing inflation, especially because of the direct impact on fuel prices. By continuing its series of interest rate increases in September, the Fed has demonstrated ongoing concern about inflation.

For the long term, the US economy still faces imbalances in the form of low national savings, increased borrowing from abroad, low real interest rates and stretched housing valuations. However, since the economy has continued to exhibit strength despite these prevailing imbalances, there is little reason to believe they will correct suddenly.

Our view of the world economic outlook has been more optimistic than the consensus for some time. Because of high oil prices and concerns about the future direction of consumer spending, we are somewhat less sanguine than we have been. However, our sense is that relatively low interest rates and reasonably strong hiring patterns will continue to provide support for consumer expenditures, although we believe spending will soften somewhat in the months ahead. Further out, we expect that energy prices will begin to moderate as demand growth slows and supplies expand from the strategic reserve in the United States and from the OPEC nations of the Middle East.

Internationally, pessimism about Chinese growth decelerating seems to have receded, and there are signs of solid growth in the Pacific Rim nations. Growth in Europe remains sluggish, but there are signs of more sustainable demand in Japan.

Our favorite international equity markets are in Asia and Europe, which appear to be moving off low points. We see some attractive values in these markets, where interest rates are low and restructurings are generating earnings growth. We believe that global bond yields are likely to rise, but we feel that bonds in continental Europe should outperform other markets. As central banks around the world pursue divergent policies, we are finding a variety of investment opportunities in equities and fixed-income securities around the globe.

Q:  How are Scudder Pathway Portfolios managed?

A:  Our strategy for managing the fund-of-funds portfolios and evaluating how they perform consists of three components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds.

Effective June 2004, the board of trustees of Scudder Pathway Series approved revised investment policies for the Pathway Portfolios. The changes, which enable the funds to invest in additional asset classes, were made in recognition of the evolving nature of the markets in which the funds participate.1 They are designed to promote a more dynamic asset-allocation model and expand the range of underlying funds available for investment. Now, in our annual review of strategic asset allocation, we consider not only what percentage of each fund should be allocated to each asset class but also what changes should be made to existing asset classes and whether any new asset classes should be added.

1 An asset class is a major type of investment, such as equities, investment-grade bonds, high-yield bonds or real estate.

As part of the 2004 changes, we introduced a new portfolio to the Scudder Pathway Series, Pathway Growth Plus Portfolio, which began operation on November 1, 2004, and we altered the objective of Growth Portfolio to reduce its risk level. With four portfolios in the series, we believe that Scudder Pathway Series is appropriate for a wide variety and range of investors. As time passes and investors' time horizons and objectives change, investors can easily move among the portfolios.

We believe that ours is a much more forward-looking approach to asset allocation than the methods used by competing funds, and we are pleased with the effect the changes have had on performance of the portfolios. As markets continue to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate and in the best interest of investors in Scudder Pathway Portfolios.

Q:  Will you provide more detail about the process of asset allocation and fund selection?

To derive strategic asset allocation, we use a proprietary methodology that consists of the following steps:

First, we derive long-term equilibrium returns. We take into account long-term factors such as productivity rates and inflation expectations. Then, we adjust the equilibrium returns to reflect medium-term factors. The factors are likely to drive returns over the next couple of years. We use mean reversion, slope of the yield curve and foreign exchange movements.2

2 Mean reversion is a strategy that involves purchasing an underperforming asset and holding the position until the asset rebounds; it is based on the mathematical premise that all returns will eventually move back toward the mean, or average, return. Thus, if an asset is underperforming, its return will be higher. A yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually Treasuries, at a given point in time. The currency exchange rate represents the rate at which one currency may be converted into another. It is also called rate of exchange or foreign exchange rate.

3 Fundamental analysis is the use of all available information about a possible investment, such as earnings growth, management capability, industry trends, a company's financial strength, and quantitative measures, to determine value.

To estimate volatility and correlations, we use historical returns, with higher weights assigned to the most recent trends. This approach differs from a more conventional approach in which all historical returns are equally weighted.

Given risk/return forecasts, we find optimal portfolios over the whole risk spectrum. Finally, we select portfolios with the appropriate risk levels for each strategy.

Tactical asset allocation is the overweighting or underweighting of asset classes relative to the longer-term strategic allocations. It is guided by our Integrated Global Alpha Platform (iGAP). The iGAP platform collects investment ideas generated by investment teams located around the world. These teams use both fundamental analysis and quantitative models.3 Quantitative models use mathematical and statistical analysis to evaluate investments in a rigorous risk-controlled fashion.

Our iGAP platform processes these ideas through a specially designed investment and portfolio engineering infrastructure and then turns them into model portfolios that take into account volatility, return objectives and portfolio constraints. For example, suppose strategic allocation to international equities is 6%, and iGAP position is overweight international equities by 1% relative to the strategic weight; then the weight implemented for this particular month is 7% in international equities.

Based on the desired exposure to particular investments and a thorough risk analysis, the managers then decide which funds to use as underlying funds and in which proportions.

Q:  What were the major changes in strategic allocations in 2004, and how did they affect performance?

A:  The major long-term strategic change was a reduction in the equity allocation in Pathway Growth Portfolio from 85% to 75%. This change, along with the introduction of the 100% equity Pathway Growth Plus Portfolio in November 2004, was made to space the funds more evenly across time horizons, so that investors can move from one portfolio to another every three to five years, as their needs and objectives change.

In Pathway Conservative Portfolio, we switched from using the Lehman Brothers Aggregate Bond Index to using the Lehman Brothers Intermediate US Aggregate Bond Index as the basis for determining the portfolio's fixed-income strategic asset allocation. This change, which mandated a reallocation of half the fixed-income portion of the portfolio to short-term investments, was also a long-term strategic change related to risk reduction and realignment of Scudder Pathway Series along the investment time horizon.

For the three portfolios that invest in bonds (Pathway Conservative, Moderate and Growth Portfolios) we added high-yield bonds as an asset class. This change was positive for performance over the last year, given that high-yield bonds outperformed investment-grade bonds.

We made modest adjustments to the allocations of small-cap and international equities. In Pathway Moderate and Growth Portfolios, the allocation to small cap was slightly increased, and small caps were introduced for the first time in Pathway Conservative Portfolio. That change had a positive impact on performance, since small-cap stocks outperformed large-cap stocks. We increased the allocation to international equities in Pathway Conservative Portfolio and reduced it in Pathway Moderate and Growth Portfolios. The higher allocation to international equities helped the performance of Pathway Conservative Portfolio, while lower allocation in Pathway Moderate and Growth Portfolios marginally subtracted from performance, since international equities outperformed US equities.

We set the cash allocation at 5% in the Pathway Conservative, Moderate and Growth Portfolios. This meant the cash allocation was reduced in Pathway Conservative Portfolio, which helped performance, since cash underperformed bonds. There was no change in the strategic allocation to cash in Pathway Moderate Portfolio. The increase in Pathway Growth Portfolio's cash allocation detracted from performance, but only marginally, since we tactically underweighted cash almost to the fullest extent possible.

We changed the index used to determine large-cap strategic asset allocation from the S&P 500 Index to the Russell 1000 Index, so that mid-cap stocks are better represented in the portfolios. That helped performance, since mid-cap stocks significantly outperformed large-cap stocks.

Overall, the impact of the 2004 to 2005 strategic allocation was positive for Pathway Conservative Portfolio, Pathway Moderate Portfolio and Pathway Growth Portfolio as the new allocation structure outperformed what the pre-2004 allocation would have returned by 48, 85 and 65 basis points,4 respectively over the 12-month period from July 2004 through June 2005.

4 One hundred basis points is equivalent to one percentage point.

As measured by the performance within the peer groups, the 2004 to 2005 strategic allocations performed well, as Pathway Conservative and Moderate Portfolios had returns above the averages for their respective Lipper peer groups. However, the return of Pathway Growth Portfolio was below the average of its assigned peer group, Multi-Cap Core Funds; with the change in strategic allocation for this portfolio, we have approached Lipper about reassigning it to a peer group more appropriate for its strategy.

Q:  What changes were made to strategic allocations in July 2005?

Consistent with our policy of an annual review of strategic allocations, we implemented several changes as of July 1, 2005. We established a slight value bias within both the large-cap and the small-cap equity categories. We also slightly increased the allocations to small-cap equities. We expanded the range of investment options by adding two new asset classes, commodities and Treasury inflation-protected securities (TIPS). Allocations were made to TIPS in Pathway Conservative and Pathway Moderate Portfolios, and small commodity positions were added in Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios. We made slight increases in the allocations to high-yield bonds in Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios. Finally, we significantly increased the allocation to short-term investments in Pathway Conservative Portfolio; since short-term interest rates are rising, returns are more competitive with other asset classes.

The table on this page summarizes the asset classes and strategic allocations for 2004-2005 and for 2005-2006.

Strategic Asset Allocation
	Pathway Conservative		Pathway Moderate		Pathway Growth		Pathway Growth Plus
	2004- 2005	2005- 2006	2004- 2005	2005- 2006	2004- 2005	2005- 2006	2004- 2005	2005- 2006
Russell 1000	34%	0%	49%	0%	60%	0%	78%	0%
Russell 2000	4%	0%	5%	0%	6%	0%	10%	0%
Russell 1000 Growth	0%	16%	0%	23%	0%	27%	0%	38%
Russell 1000 Value	0%	17%	0%	24%	0%	31%	0%	40%
Russell 2000 Growth	0%	2%	0%	3%	0%	3%	0%	4%
Russell 2000 Value	0%	3%	0%	4%	0%	5%	0%	6%
MSCI EAFE	5%	5%	6%	6%	9%	8%	11%	10%
MSCI EMF	0%	0%	0%	0%	0%	1%	1%	2%
Goldman Sachs Commodity	0%	1%	0%	1%	0%	1%	0%	0%
Lehman Brothers Intermediate US Aggregate Bond	49%	31%	0%	0%	0%	0%	0%	0%
Lehman Brothers Aggregate Bond	0%	0%	33%	26%	19%	17%	0%	0%
Lehman US TIPS	0%	6%	0%	5%	0%	0%	0%	0%
CSFB High Yield	3%	4%	2%	3%	1%	2%	0%	0%
3 month T Bill	5%	15%	5%	5%	5%	5%	0%	0%
Total	100%	100%	100%	100%	100%	100%	100%	100%

Q:  How did the underlying funds perform over the one-year period?

A:  The portfolios have the potential to invest in a total of 50 funds, providing exposure to all categories of US equities, international equities, commodities and a variety of fixed-income securities. Performance of each fund is compared with returns of indices of securities in the appropriate asset classes. Since these indices represent broad asset classes in which Scudder Pathway Portfolios managers invest, they serve mainly as points of comparison for returns of asset classes within the portfolios (such as US equities or intermediate-term bonds), but they are not necessarily benchmarks against which the underlying funds are managed.

Over the last 12 months, returns of the equity funds were significantly higher than returns of the bond funds. Within the equity category, international and small-cap funds had higher returns than large-cap funds.

Most of the fixed-income funds had returns above their benchmarks. The largest fixed-income holding of the Pathway Portfolios, Scudder Fixed Income Fund, outperformed its benchmark, the Lehman Brothers Aggregate Bond Index. The best-performing fund relative to its benchmark was Scudder High Income Plus Fund.

Although returns of large-cap equity funds were positive, the only large-cap funds that outperformed the Russell 1000 Index were Scudder-Dreman High Return Equity Fund, Scudder Blue Chip Fund and Scudder RREEF Real Estate Securities Fund. Scudder Large Cap Value Fund had the most negative performance relative to the index. Small-cap equity funds performed well, both on an absolute basis and relative to their benchmark, the Russell 2000 Index. All except Scudder Small Company Value Fund outperformed the index; Scudder Micro Cap Fund achieved the best absolute and relative performance.

International equity funds were also strong: All had positive returns and all except Scudder Japanese Equity Fund and Scudder Emerging Markets Fund outperformed the relevant indices.

Q:  Do you have other comments for shareholders?

A:  We continue to believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for superior risk-adjusted returns. We take a disciplined approach to adjusting allocations on a regular basis, while attempting to avoid excessive transaction costs. We believe that the investment processes we use, combining statistical analysis with in-depth research and long-term forecasting, have the potential to add significant value. We believe that this approach to asset allocation is more forward-looking than the methods used by competing funds, and we believe that it will serve investors well in the dynamic markets of the present and the future.

The four Scudder Pathway Portfolios are structured to meet the needs of investors with time horizons ranging from three to 15 years or longer. Investors have the opportunity to migrate from one portfolio to another as their needs and risk tolerance change. For many investors, disciplined asset-allocation funds, such as Scudder Pathway Portfolios, offer the potential to take advantage of a wide range of investment opportunities with what we believe is a moderate degree of risk.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Highlights

Pathway Conservative Portfolio

Pathway Conservative Portfolio seeks current income and, as a secondary objective, long-term growth of capital. The portfolio's target allocation is 40% equity funds and 60% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 25%-55%, fixed-income funds 45%-75%.

Performance

Pathway Conservative Portfolio provided a total return of 9.04% (Class A shares) for the 12-month period ended August 31, 2005. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 8 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 8.86% average total return of its peers in the Lipper Income Funds category.5

5 Source: Lipper Inc. The Lipper Income Funds category comprises funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. It is not possible to invest directly in a Lipper category.

Performance of the underlying funds contributed positively to return, as four of the eight fixed-income funds outperformed the relevant indices. Performance was helped especially by the largest fixed-income fund holding, Scudder Fixed Income Fund, which outperformed its benchmark, the Lehman Brothers Aggregate Index. Tactical asset allocation was marginally positive for return.

Portfolio Strategy

The portfolio's equity position was above the midpoint of its normal range of 25% to 55% throughout the 12-month period, with equities above 45% of total assets in the January through April period. This tactical overweight of equities was positive for performance, since equities significantly outperformed bonds. An overweight in international equities especially helped, since international equities (as measured by the MSCI EAFE Index) represented the best-performing asset class, returning almost twice as much as domestic equities. Emerging-markets equities (as measured by the MSCI EMF Index) performed especially well.

Within the fixed-income portion of the portfolio, we underweighted cash and overweighted bonds for the first nine months of the period, and then we reversed the position in June 2005. The underweight in cash contributed positively to performance, since bonds outperformed short-term investments.

Within bonds, we overweighted intermediate bonds and underweighted short-term bonds for the first seven months. Then, in March of 2005, we reversed the position and began overweighting short-term bonds. The underweight had a positive contribution because intermediate bonds outperformed short-term bonds, but the subsequent overweight had a marginally negative contribution, as returns of short-term bonds did not increase as much as we had anticipated. For the 12-month period, the short-term vs. long-term bond position contributed positively.

After keeping fund allocations stable for the first 10 months of the period, we made some sizable reallocations related to the annual change in strategic allocations in July. Changes in the fixed-income portion of the portfolio were especially significant. We significantly reduced the holding in Scudder Income Fund, while scaling down the allocations to Scudder Short-Term Bond Fund and Scudder GNMA Fund. During the time these funds were included among holdings, the Scudder GNMA Fund made a positive contribution to return, while the Scudder Short-Term Bond Fund hurt returns, since short-term bonds as an asset class underperformed. Proceeds of these sales were invested in Scudder Inflation Protected Plus Fund and short-term investments.

Pathway Moderate Portfolio

Pathway Moderate Portfolio seeks a balance of current income and growth of capital. The portfolio's target allocation is 60% equity funds and 40% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 45%-75%, fixed-income funds 25%-55%.

Performance

Pathway Moderate Portfolio provided a total return of 10.95% (Class A shares) for the 12-month period ended August 31, 2005. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 9 through 14 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 10.64% average total return of its peers in the Lipper Balanced Funds category.6

6 Source: Lipper Inc. The Lipper Balanced Funds category comprises funds whose primary objective is to conserve principal by maintaining at all times a balance of stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%. It is not possible to invest directly in a Lipper category.

Tactical asset allocation was slightly positive for return, while performance of the underlying funds was marginally negative.

Portfolio Strategy

The portfolio's equity position was above the midpoint of its normal range of 45% to 75% throughout the 12-month period, and it was maintained above 60% for 11 of the 12 months. This was a positive decision, as equities performed significantly better than bonds. International equities were strong, and performance benefited from the international allocation, which was at 6% or above for 10 of the 12 months.

Within the fixed-income segment of the portfolio, targeted for 25% to 55% of the portfolio, performance benefited modestly from an overweight in bonds and underweight in short-term investments until June 2005, when the cash position was increased. For the 12-month period, the bonds vs. cash positioning was beneficial for performance.

The most significant changes to fund allocations were made in July, as the new strategic allocation was implemented. The largest reallocation was the sale of a portion of Scudder Fixed Income Fund and the purchase of shares in Scudder Inflation Protected Plus Fund.

Pathway Growth Portfolio

Pathway Growth Portfolio seeks long-term growth of capital and, as a secondary objective, current income. The portfolio's target allocation is 75% equity funds and 25% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 60%-90%, fixed-income funds 10%-40%.

Performance

Pathway Growth Portfolio provided a total return of 12.76% (Class A shares) for the 12-month period ended August 31, 2005. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 15 through 20 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the 16.06% average total return of its peers in the Lipper Multi-Cap Core Funds category.7

7 Source: Lipper Inc. The Lipper Multi-Cap Core Funds category comprises funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period. Multi-cap funds will generally have 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds normally compare their average price-to-earnings ratios, price-to-book ratios and three-year earnings growth figures with the US diversified multi-cap equity funds universe average. It is not possible to invest directly in a Lipper category.

Performance relative to the peer group was negatively affected by the portfolio's strategy of allocating assets to a combination of equities and fixed-income securities at a time when stocks significantly outperformed bonds. The Lipper peer group is generally 100% equities, while the portfolio's target allocation calls for investing 25% in bonds.

Tactical asset allocation was slightly positive for return, while performance of the underlying funds was marginally negative.

Portfolio Strategy

The performance of Pathway Growth Portfolio benefited from the overall strength in the equity markets, since this portfolio's emphasis is on equities, with assets allocated to 60% to 90% of equities. The portfolio's equity position was above 75% of the total allocation for 11 of the 12 months, and it was above 78% for seven months. International equities were strong, and performance benefited from international exposure, which was at or above 9% for 10 of the 12 months.

Within the fixed-income segment of the portfolio, with a range of 10% to 40% of the total allocation, performance benefited modestly from an overweight in bonds and underweight in short-term investments until June 2005, when the cash position was increased.

Fund allocations were quite stable throughout the year, as changes related mainly to tactical asset-allocation shifts. Implementation of the new strategic allocations in July 2005 did not require major shifts in positions.

Pathway Growth Plus Portfolio

Pathway Growth Plus Portfolio seeks long-term growth of capital by investing primarily in equity mutual funds. While the target allocation is 100% equity funds, the managers may invest up to 30% of the portfolio in bond funds when bond market conditions suggest the potential for capital appreciation.

The portfolio's inception was November 1, 2004. See our Web site scudder.com for performance information.

Portfolio Strategy

The target allocation for this portfolio is 100% equity funds, though fixed-income funds may represent up to 30% of the total. Equity exposure was maintained close to 100% for the 10 months ended August 2005, benefiting return in a period of positive equity performance. Since international equities were quite strong, performance benefited from international exposure, which was above 5% throughout the period. Also positive for performance was exposure to small-cap funds, which had higher returns than large-cap funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summaries August 31, 2005

Pathway Conservative Portfolio

Asset Allocation	8/31/05	8/31/04

Fixed Income — Money Market	17%	2%
Fixed Income — Bonds	38%	54%
Equity	45%	44%
	100%	100%
Asset Class Ranges	8/31/05	8/31/04

Fixed Income Funds	45-75%	45-75%
Equity Funds	25-55%	25-55%

Asset allocation is subject to change.

For more complete details about the Portfolio's investments, see page 49. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Pathway Moderate Portfolio

Asset Allocation	8/31/05	8/31/04

Fixed Income — Money Market	9%	1%
Fixed Income — Bonds	29%	37%
Equity	62%	62%
	100%	100%
Asset Class Ranges	8/31/05	8/31/04

Fixed Income Funds	25-55%	25-55%
Equity Funds	45-75%	45-75%

Asset allocation is subject to change.

For more complete details about the Portfolio's investments, see page 51. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Pathway Growth Portfolio

Asset Allocation	8/31/05	8/31/04

Fixed Income — Money Market	10%	2%
Fixed Income — Bonds	13%	21%
Equity	77%	77%
	100%	100%
Asset Class Ranges	8/31/05	8/31/04

Fixed Income Funds	10-40%	10-40%
Equity Funds	60-90%	60-90%

Asset allocation is subject to change.

For more complete details about the Portfolio's investments, see page 53. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Pathway Growth Plus Portfolio

Asset Allocation	8/31/05

Fixed Income — Money Market	2%
Equity	98%
100%
Asset Class Ranges	8/31/05

Fixed Income Funds	0-30%
Equity Funds	70-100%

Asset allocation is subject to change.

For more complete details about the Portfolio's investments, see page 55. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Following each Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios August 31, 2005

Pathway Conservative Portfolio	Shares	Value ($)

Equity Funds 44.4%
Scudder Blue Chip Fund "Institutional"	490,973	9,686,887
Scudder Capital Growth Fund "Institutional"	6,422	293,100
Scudder Commodity Securities Fund "Institutional"	131,879	1,571,992
Scudder Equity 500 Index Fund "Institutional"	151,003	20,929,051
Scudder Greater Europe Fund "Institutional"	79,777	2,351,020
Scudder Growth and Income Fund "Institutional"	304,435	6,779,771
Scudder International Equity Fund "Institutional"	78,260	964,157
Scudder International Fund "Institutional"	24,669	1,173,734
Scudder International Select Equity Fund "Premier"	100,055	2,080,143
Scudder Japanese Equity Fund "S"	94,277	1,003,112
Scudder Large Cap Value Fund "Institutional"	131,840	2,966,399
Scudder Large Company Growth Fund "Institutional"	185,518	4,578,575
Scudder Micro Cap Fund "Institutional"	2,904	66,252
Scudder RREEF Real Estate Securities Fund "Institutional"	52,510	1,141,560
Scudder Small Cap Growth Fund "Institutional"	23,465	591,800
Scudder Small Company Stock Fund "S"	180,704	4,723,615
Scudder Small Company Value Fund "S"	50,576	1,391,850
Scudder-Dreman High Return Equity Fund "I"	10,399	461,297
Scudder-Dreman Small Cap Value Fund "I"	6,271	229,971
Total Equity Funds (Cost $55,098,359)		62,984,286

Fixed Income — Bond Funds 38.0%
Scudder Fixed Income Fund "Institutional"	2,474,290	27,241,936
Scudder GNMA Fund "S"	520,811	7,812,167
Scudder High Income Fund "Institutional"	112,306	618,804
Scudder High Income Plus Fund "Premier"	557,580	4,321,244
Scudder Income Fund "Institutional"	13,995	182,076
Scudder Inflation Protected Plus Fund "Institutional"	746,686	7,526,598
Scudder Short Duration Fund "Institutional"	312,332	3,117,077
Scudder Short-Term Bond Fund "S"	311,233	3,124,783
Total Fixed Income — Bond Funds (Cost $53,772,191)		53,944,685

Fixed Income — Money Market Funds 17.3%
Scudder Cash Investment Trust "S"	2,237,746	2,237,746
Scudder Money Market Series "Institutional"	22,292,914	22,292,914
Total Fixed Income — Money Market Funds (Cost $24,530,660)		24,530,660
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $133,401,210)+	99.8	141,459,631
Other Assets and Liabilities, Net	0.2	301,113
Net Assets	100.0	141,760,744

+ The cost for federal income tax purposes was $134,187,487. At August 31, 2005, net unrealized appreciation for all securities based on tax cost was $7,272,144. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,381,316 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $109,172.

During the year ended August 31, 2005, purchases and sales of mutual funds (excluding money market investments) aggregated $65,886,137 and $65,599,999, respectively.

The accompanying notes are an integral part of the financial statements.

Pathway Moderate Portfolio	Shares	Value ($)

Equity Funds 61.7%
Scudder Blue Chip Fund "Institutional"	1,580,348	31,180,271
Scudder Capital Growth Fund "Institutional"	3,792	173,063
Scudder Commodity Securities Fund "Institutional"	288,425	3,438,027
Scudder Emerging Markets Fund "S"	78	1,567
Scudder Equity 500 Index Fund "Institutional"	454,627	63,011,371
Scudder Flag Investors Equity Partners Fund "Institutional"	38,372	1,077,107
Scudder Greater Europe Fund "Institutional"	190,575	5,616,237
Scudder Growth and Income Fund "Institutional"	982,382	21,877,652
Scudder International Equity Fund "Institutional"	306,669	3,778,164
Scudder International Fund "Institutional"	65,007	3,093,027
Scudder International Select Equity Fund "Premier"	253,325	5,266,624
Scudder Japanese Equity Fund "S"	242,884	2,584,289
Scudder Large Cap Value Fund "Institutional"	440,689	9,915,511
Scudder Large Company Growth Fund "Institutional"	569,103	14,045,459
Scudder Micro Cap Fund "Institutional"	11,656	265,865
Scudder RREEF Real Estate Securities Fund "Institutional"	165,152	3,590,401
Scudder Select 500 Fund "S"	202,740	2,457,206
Scudder Small Cap Growth Fund "Institutional"	59,188	1,492,710
Scudder Small Company Stock Fund "S"	534,930	13,983,082
Scudder Small Company Value Fund "S"	162,862	4,481,953
Scudder-Dreman High Return Equity Fund "I"	23,489	1,041,989
Scudder-Dreman Small Cap Value Fund "I"	38,234	1,402,048
Total Equity Funds (Cost $170,933,953)		193,773,623

Fixed Income — Bond Funds 29.1%
Scudder Fixed Income Fund "Institutional"	6,358,262	70,004,461
Scudder GNMA Fund "S"	1,008	15,119
Scudder High Income Fund "Institutional"	319,476	1,760,310
Scudder High Income Plus Fund "Premier"	804,926	6,238,179
Scudder Income Fund "Institutional"	1,015	13,201
Scudder Inflation Protected Plus Fund "Institutional"	1,344,871	13,556,302
Scudder Short-Term Bond Fund "S"	1,191	11,959
Total Fixed Income — Bond Funds (Cost $91,063,417)		91,599,531

Fixed Income — Money Market Funds 9.3%
Scudder Cash Investment Trust "S"	3,184,643	3,184,643
Scudder Money Market Series "Institutional"	26,083,711	26,083,711
Total Fixed Income — Money Market Funds (Cost $29,268,354)		29,268,354
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $291,265,724)+	100.2	314,641,508
Other Assets and Liabilities, Net	(0.2)	(501,392)
Net Assets	100.0	314,140,116

+ The cost for federal income tax purposes was $293,894,686. At August 31, 2005, net unrealized appreciation for all securities based on tax cost was $20,746,822. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,820,747 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $73,925.

During the year ended August 31, 2005, purchases and sales of mutual funds (excluding money market investments) aggregated $149,616,817 and $90,060,000, respectively.

The accompanying notes are an integral part of the financial statements.

Pathway Growth Portfolio	Shares	Value ($)

Equity Funds 77.2%
Scudder Blue Chip Fund "Institutional"	1,646,232	32,480,153
Scudder Capital Growth Fund "Institutional"	2,423	110,590
Scudder Commodity Securities Fund "Institutional"	262,795	3,132,516
Scudder Emerging Markets Fund "S"	152,298	3,053,584
Scudder Equity 500 Index Fund "Institutional"	535,314	74,194,471
Scudder Flag Investors Equity Partners Fund "Institutional"	25,044	702,979
Scudder Global Fund "S"	346	10,244
Scudder Greater Europe Fund "Institutional"	245,307	7,229,185
Scudder Growth and Income Fund "Institutional"	1,016,964	22,647,796
Scudder International Equity Fund "Institutional"	293,574	3,616,831
Scudder International Fund "Institutional"	87,406	4,158,779
Scudder International Select Equity Fund "Premier"	310,218	6,449,438
Scudder Japanese Equity Fund "S"	295,908	3,148,465
Scudder Large Cap Value Fund "Institutional"	722,915	16,265,589
Scudder Large Company Growth Fund "Institutional"	707,736	17,466,917
Scudder Micro Cap Fund "Institutional"	19,848	452,729
Scudder RREEF Real Estate Securities Fund "Institutional"	149,983	3,260,631
Scudder Small Cap Growth Fund "Institutional"	74,475	1,878,271
Scudder Small Company Stock Fund "S"	551,268	14,410,134
Scudder Small Company Value Fund "S"	169,684	4,669,700
Scudder-Dreman High Return Equity Fund "I"	15,756	698,955
Scudder-Dreman Small Cap Value Fund "I"	36,403	1,334,906
Total Equity Funds (Cost $191,396,615)		221,372,863

Fixed Income — Bond Funds 12.7%
Scudder Emerging Markets Income Fund "S"	1,499	17,064
Scudder Fixed Income Fund "Institutional"	2,953,660	32,519,802
Scudder GNMA Fund "S"	994	14,916
Scudder High Income Fund "Institutional"	189,385	1,043,510
Scudder High Income Plus Fund "Premier"	361,830	2,804,187
Scudder Income Fund "Institutional"	1,669	21,720
Total Fixed Income — Bond Funds (Cost $36,053,957)		36,421,199

Fixed Income — Money Market Funds 10.2%
Scudder Cash Investment Trust "S"	2,850,206	2,850,206
Scudder Money Market Series "Institutional"	26,547,145	26,547,145
Total Fixed Income — Money Market Funds (Cost $29,397,351)		29,397,351
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $256,847,923)+	100.2	287,191,413
Other Assets and Liabilities, Net	(0.2)	(504,821)
Net Assets	100.0	286,686,592

+ The cost for federal income tax purposes was $259,430,491. At August 31, 2005, net unrealized appreciation for all securities based on tax cost was $27,760,922. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,773,421 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,499.

During the year ended August 31, 2005, purchases and sales of mutual funds (excluding money market investments) aggregated $107,174,814 and $76,800,000, respectively.

The accompanying notes are an integral part of the financial statements.

Pathway Growth Plus Portfolio	Shares	Value ($)

Equity Funds 97.6%
Scudder Blue Chip Fund "Institutional"	129,768	2,560,317
Scudder Emerging Markets Fund "S"	8,918	178,799
Scudder Equity 500 Index Fund "Institutional"	37,586	5,209,427
Scudder Flag Investors Equity Partners Fund "Institutional"	11,423	320,655
Scudder Greater Europe Fund "Institutional"	8,422	248,183
Scudder Growth and Income Fund "Institutional"	56,270	1,253,123
Scudder International Equity Fund "Institutional"	10,668	131,435
Scudder International Fund "Institutional"	832	39,567
Scudder International Select Equity Fund "Premier"	18,166	377,661
Scudder Japanese Equity Fund "S"	10,940	116,400
Scudder Large Cap Value Fund "Institutional"	73,249	1,648,096
Scudder Large Company Growth Fund "Institutional"	33,487	826,451
Scudder RREEF Real Estate Securities Fund "Institutional"	12,041	261,779
Scudder Small Cap Growth Fund "Institutional"	4,266	107,592
Scudder Small Company Stock Fund "S"	41,474	1,084,127
Scudder Small Company Value Fund "S"	9,015	248,084
Scudder-Dreman High Return Equity Fund "I"	668	29,646
Scudder-Dreman Small Cap Value Fund "I"	2,367	86,780
Total Equity Funds (Cost $14,240,402)		14,728,122

Fixed Income — Money Market Funds 2.0%
Scudder Cash Investment Trust "S"	297,906	297,906
Scudder Money Market Series "Institutional"	708	708
Total Fixed Income — Money Market Funds (Cost $298,614)		298,614
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $14,539,016)+	99.6	15,026,736
Other Assets and Liabilities, Net	0.4	58,417
Net Assets	100.0	15,085,153

+ The cost for federal income tax purposes was $14,541,012. At August 31, 2005, net unrealized appreciation for all securities based on tax cost was $485,724. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $494,263 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,539.

During the period from November 1, 2004 (commencement of operations) to August 31, 2005, purchases and sales of mutual funds (excluding money market investments) aggregated $16,450,364 and $2,014,595, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of August 31, 2005
Assets	Pathway Conservative Portfolio	Pathway Moderate Portfolio
Investments in Underlying Affiliated Funds, at value (cost $133,401,210 and $291,265,724, respectively)	$ 141,459,631	$ 314,641,508
Dividends receivable	4,397	9,336
Receivable for Portfolio shares sold	342,595	311,263
Due from Advisor	59,128	—
Other assets	19,864	16,886
Total assets	141,885,615	314,978,993
Liabilities
Payable for Portfolio shares redeemed	55,294	718,037
Other accrued expenses and payables	69,577	120,840
Total liabilities	124,871	838,877
Net assets, at value	$ 141,760,744	$ 314,140,116
Net Assets
Net assets consist of: Undistributed net investment income	—	1,115,311
Net unrealized appreciation (depreciation) on investments	8,058,421	23,375,784
Accumulated net realized gain (loss)	(14,004,129)	(51,245,877)
Paid-in capital	147,706,452	340,894,898
Net assets, at value	$ 141,760,744	$ 314,140,116

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2005 (continued)
Net Asset Value	Pathway Conservative Portfolio	Pathway Moderate Portfolio
Class A Net assets applicable to shares outstanding	$ 35,766,086	$ 113,224,021
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,024,474	9,807,179
Net Asset Value and redemption price (a) per share	$ 11.83	$ 11.55
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 12.55	$ 12.25
Class B Net assets applicable to shares outstanding	$ 8,335,814	$ 23,055,559
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	704,792	1,997,497
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) (a) per share	$ 11.83	$ 11.54
Class C Net assets applicable to shares outstanding	$ 8,900,219	$ 26,598,699
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	752,957	2,304,759
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) (a) per share	$ 11.82	$ 11.54
Class AARP Net assets applicable to shares outstanding	$ 52,685,255	$ 25,323,927
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,456,328	2,194,597
Net Asset Value, offering and redemption price (a) per share	$ 11.82	$ 11.54
Class S Net assets applicable to shares outstanding	$ 36,073,370	$ 125,937,910
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,050,554	10,917,267
Net Asset Value, offering and redemption price (a) per share	$ 11.83	$ 11.54

(a) Redemption price per shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2005 (continued)
Assets	Pathway Growth Portfolio	Pathway Growth Plus Portfolio
Investments in Underlying Affiliated Funds, at value (cost $256,847,923 and $14,539,016, respectively)	$ 287,191,413	$ 15,026,736
Dividends receivable	17,108	—
Receivable for Portfolio shares sold	339,050	120,654
Other assets	24,513	14,322
Total assets	287,572,084	15,161,712
Liabilities
Payable for Portfolio shares redeemed	682,767	3,749
Other accrued expenses and payables	202,725	72,810
Total liabilities	885,492	76,559
Net assets, at value	$ 286,686,592	$ 15,085,153
Net Assets
Net assets consist of: Undistributed net investment income	3,229,884	48,859
Net unrealized appreciation (depreciation) on investments	30,343,490	487,720
Accumulated net realized gain (loss)	(53,883,572)	121,940
Paid-in capital	306,996,790	14,426,634
Net assets, at value	$ 286,686,592	$ 15,085,153

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2005 (continued)
Net Asset Value	Pathway Growth Portfolio	Pathway Growth Plus Portfolio
Class A Net assets applicable to shares outstanding	$ 74,291,001	$ 7,430,116
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	5,509,001	686,421
Net Asset Value and redemption price (a) per share	$ 13.49	$ 10.82
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 14.31	$ 11.48
Class B Net assets applicable to shares outstanding	$ 26,053,548	$ 1,652,764
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,951,557	153,286
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) (a) per share	$ 13.35	$ 10.78
Class C Net assets applicable to shares outstanding	$ 27,510,852	$ 3,780,942
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,060,578	351,002
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) (a) per share	$ 13.35	$ 10.77
Class AARP Net assets applicable to shares outstanding	$ 66,758,690	$ —
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,940,154	—
Net Asset Value, offering and redemption price (a) per share	$ 13.51	$ —
Class S Net assets applicable to shares outstanding	$ 92,072,501	$ 2,221,331
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	6,811,167	204,854
Net Asset Value, offering and redemption price (a) per share	$ 13.52	$ 10.84

(a) Redemption price per shares for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2005
Investment Income	Pathway Conservative Portfolio	Pathway Moderate Portfolio
Income: Income distributions from Underlying Affiliated Funds	$ 3,763,535	$ 6,462,843
Total Income	3,763,535	6,462,843
Expenses: Distribution service fees	205,991	572,571
Services to shareholders	399,582	847,043
Custodian and accounting fees	54,009	47,790
Auditing	40,181	46,696
Legal	17,207	18,265
Trustees' fees and expenses	5,459	9,622
Reports to shareholders	27,618	47,796
Registration fees	24,217	60,351
Other	10,378	17,809
Total expenses, before expense reductions	784,642	1,667,943
Expense reductions	(198,355)	(287,245)
Total expenses, after expense reductions	586,287	1,380,698
Net investment income	3,177,248	5,082,145
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	3,282,917	6,457,983
Capital gain distributions from Underlying Affiliated Funds	649,787	1,816,766
	3,932,704	8,274,749
Net unrealized appreciation (depreciation) during the period on investments	3,623,371	13,410,705
Net gain (loss) on investment transactions	7,556,075	21,685,454
Net increase (decrease) in net assets resulting from operations	$ 10,733,323	$ 26,767,599

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2005
Investment Income	Pathway Growth Portfolio	Pathway Growth Plus Portfolio*
Income: Income distributions from Underlying Affiliated Funds	$ 5,136,100	$ 70,083
Total income	5,136,100	70,083
Expenses: Distribution service fees	541,139	28,800
Services to shareholders	958,599	12,442
Custodian and accounting fees	47,237	84,444
Auditing	43,976	29,000
Legal	20,300	10,874
Trustees' fees and expenses	7,987	4,096
Reports to shareholders	35,915	18,741
Registration fee	35,310	12,376
Offering costs	—	48,070
Other	17,602	1,720
Total expenses, before expense reductions	1,708,065	250,563
Expense reductions	(392,696)	(199,948)
Total expenses, after expense reductions	1,315,369	50,615
Net investment income	3,820,731	19,468
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	8,364,634	102,846
Capital gain distributions from Underlying Affiliated Funds	1,839,709	27,183
	10,204,343	130,029
Net unrealized appreciation (depreciation) during the period on investments	15,330,480	487,720
Net gain (loss) on investment transactions	25,534,823	617,749
Net increase (decrease) in net assets resulting from operations	$ 29,355,554	$ 637,217

* For the period November 1, 2004 (commencement of operations) to August 31, 2005.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Pathway Conservative Portfolio
Increase (Decrease) in Net Assets	Years Ended August 31,
	2005	2004
Operations: Net investment income	$ 3,177,248	$ 2,979,807
Net realized gain (loss) on investment transactions	3,932,704	2,987,677
Net unrealized appreciation (depreciation) during the period on investment transactions	3,623,371	2,040,288
Net increase (decrease) in net assets resulting from operations	10,733,323	8,007,772
Distributions to shareholders from: Net investment income: Class A	(825,477)	(410,367)
Class B	(160,074)	(97,243)
Class C	(133,113)	(57,486)
Class AARP	(1,561,111)	(1,434,638)
Class S	(1,144,721)	(1,369,600)
Portfolio share transactions: Proceeds from shares sold	64,106,535	34,442,801
Reinvestment of distributions	3,476,510	3,107,222
Cost of shares redeemed	(44,990,688)	(33,298,879)
Redemption fees	1,927	—
Net increase (decrease) in net assets from Portfolio share transactions	22,594,284	4,251,144
Increase (decrease) in net assets	29,503,111	8,889,582
Net assets at beginning of period	112,257,633	103,368,051
Net assets at end of period (including undistributed net investment income of $383,832 for August 31, 2004)	$ 141,760,744	$ 112,257,633

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Pathway Moderate Portfolio
	Years Ended August 31,
Increase (Decrease) in Net Assets	2005	2004
Operations: Net investment income	$ 5,082,145	$ 4,631,720
Net realized gain (loss) on investment transactions	8,274,749	10,669,549
Net unrealized appreciation (depreciation) during the period on investment transactions	13,410,705	3,256,878
Net increase (decrease) in net assets resulting from operations	26,767,599	18,558,147
Distributions to shareholders from: Net investment income: Class A	(1,790,933)	(867,682)
Class B	(279,525)	(120,263)
Class C	(252,380)	(75,716)
Class AARP	(432,536)	(119,011)
Class S	(3,067,101)	(3,018,025)
Portfolio share transactions: Proceeds from shares sold	155,894,018	91,295,199
Reinvestment of distributions	5,689,354	4,168,102
Cost of shares redeemed	(77,491,767)	(98,017,953)
Redemption fees	654	—
Net increase (decrease) in net assets from Portfolio share transactions	84,092,259	(2,554,652)
Increase (decrease) in net assets	105,037,383	11,802,798
Net assets at beginning of period	209,102,733	197,299,935
Net assets at end of period (including undistributed net investment income of $1,115,311 and $1,438,644, respectively)	$ 314,140,116	$ 209,102,733

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Pathway Growth Portfolio
Increase (Decrease) in Net Assets	Years Ended August 31,
	2005	2004
Operations: Net investment income	$ 3,820,731	$ 3,048,838
Net realized gain (loss) on investment transactions	10,204,343	12,611,724
Net unrealized appreciation (depreciation) during the period on investment transactions	15,330,480	5,271,348
Net increase (decrease) in net assets resulting from operations	29,355,554	20,931,910
Distributions to shareholders from: Net investment income: Class A	(809,545)	(430,523)
Class B	(145,219)	(87,041)
Class C	(112,613)	(34,525)
Class AARP	(1,147,902)	(1,067,776)
Class S	(1,566,729)	(1,534,528)
Portfolio share transactions: Proceeds from shares sold	113,506,340	60,835,637
Reinvestment of distributions	3,683,306	3,102,359
Cost of shares redeemed	(63,715,113)	(60,823,541)
Redemption fees	1,631	—
Net increase (decrease) in net assets from Portfolio share transactions	53,476,164	3,114,455
Increase (decrease) in net assets	79,049,710	20,891,972
Net assets at beginning of period	207,636,882	186,744,910
Net assets at end of period (including undistributed net investment income of $3,229,884 and $2,726,472, respectively)	$ 286,686,592	$ 207,636,882

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Pathway Growth Plus Portfolio
Increase (Decrease) in Net Assets	For the Period November 1, 2004 (Commencement of Operations) to August 31, 2005
Operations: Net investment income	$ 19,468
Net realized gain (loss) on investment transactions	130,029
Net unrealized appreciation (depreciation) during the period on investment transactions	487,720
Net increase (decrease) in net assets resulting from operations	637,217
Distributions to shareholders from: Net investment income: Class A	(22,561)
Class B	(2,796)
Class C	(1,126)
Class S	(674)
Portfolio share transactions: Proceeds from shares sold	15,712,707
Reinvestment of distributions	27,015
Cost of shares redeemed	(1,268,740)
Redemption fees	111
Net increase (decrease) in net assets from Portfolio share transactions	14,471,093
Increase (decrease) in net assets	15,081,153
Net assets at beginning of period (initial capital)	4,000
Net assets at end of period (including undistributed net investment income of $48,859)	$ 15,085,153

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Pathway Conservative Portfolio — Class A
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.17	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations:
Net investment income[b]	.28	.29	.29	.36	.27
Net realized and unrealized gain (loss) on investment transactions	.72	.52	.40	(.99)	(.69)
Total from investment operations	1.00	.81	.69	(.63)	(.42)
Less distributions from: Net investment income	(.34)	(.33)	(.30)	(.38)	(.20)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[c]	9.04[d,e]	7.61[d,e]	6.85[e]	(5.73)	(3.51)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	17	11	10	8
Ratio of expenses before expense reductions (%)	.77	.57[g]	.23[f]	.23[f]	.25f*
Ratio of expenses after expense reductions (%)	.55	.39[g]	.23[f]	.23[f]	.25f*
Ratio of net investment income (%)	2.42	2.58	2.77	3.32	3.43*
Portfolio turnover rate (%)	55	56	104	36	40

[a] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Conservative Portfolio — Class B
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.17	$ 10.70	$ 10.31	$ 11.31	$ 11.93
Income (loss) from investment operations:
Net investment income[b]	.20	.20	.21	.28	.23
Net realized and unrealized gain (loss) on investment transactions	.71	.51	.40	(.99)	(.69)
Total from investment operations	.91	.71	.61	(.71)	(.46)
Less distributions from: Net investment income	(.25)	(.24)	(.22)	(.29)	(.16)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.83	$ 11.17	$ 10.70	$ 10.31	$ 11.31
Total Return (%)[c]	8.24[d,e]	6.69[d,e]	6.04[e]	(6.36)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	6	4	2	2
Ratio of expenses before expense reductions (%)	1.60	1.26[g]	.99[f]	.95[f]	1.00f*
Ratio of expenses after expense reductions (%)	1.30	1.14[g]	.99[f]	.95[f]	1.00f*
Ratio of net investment income (%)	1.67	1.83	2.01	2.60	2.68*
Portfolio turnover rate (%)	55	56	104	36	40

[a] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Conservative Portfolio — Class C
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.16	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations:
Net investment income[b]	.19	.20	.21	.27	.23
Net realized and unrealized gain (loss) on investment transactions	.72	.51	.40	(.99)	(.69)
Total from investment operations	.91	.71	.61	(.72)	(.46)
Less distributions from: Net investment income	(.25)	(.24)	(.22)	(.29)	(.16)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.82	$ 11.16	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[c]	8.27[d,e]	6.69[d,e]	6.04[e]	(6.45)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	4	2	1	1
Ratio of expenses before expense reductions (%)	1.39	1.21[g]	.99[f]	.97[f]	1.00f*
Ratio of expenses after expense reductions (%)	1.30	1.14[g]	.99[f]	.97[f]	1.00f*
Ratio of net investment income (%)	1.67	1.82	2.01	2.58	2.68*
Portfolio turnover rate (%)	55	56	104	36	40

[a] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Conservative Portfolio — Class AARP
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.17	$ 10.69	$ 10.30	$ 11.32	$ 12.16
Income (loss) from investment operations:
Net investment income[b]	.32	.32	.31	.39	.44
Net realized and unrealized gain (loss) on investment transactions	.70	.51	.40	(1.01)	(.88)
Total from investment operations	1.02	.83	.71	(.62)	(.44)
Less distributions from: Net investment income	(.37)	(.35)	(.32)	(.40)	(.39)
Net realized gains on investment transactions	—	—	—	—	(.01)
Total distributions	(.37)	(.35)	(.32)	(.40)	(.40)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.82	$ 11.17	$10.69	$ 10.30	$ 11.32
Total Return (%)	9.27[c,d]	7.86[c,d]	7.10[d]	(5.57)	(3.68)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	44	44	47	60
Ratio of expenses before expense reductions (%)	.32	.15[f]	—[e]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.30	.13[f]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	2.67	2.83	3.00	3.55	3.95*
Portfolio turnover rate (%)	55	56	104	36	40

[a] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[f] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Conservative Portfolio — Class S
Years Ended August 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 11.17	$ 10.69	$ 10.30	$ 11.32	$ 12.47
Income (loss) from investment operations:
Net investment income[a]	.32	.32	.31	.39	.47
Net realized and unrealized gain (loss) on investment transactions	.71	.51	.40	(1.01)	(1.03)
Total from investment operations	1.03	.83	.71	(.62)	(.56)
Less distributions from:
Net investment income	(.37)	(.35)	(.32)	(.40)	(.58)
Net realized gains on investment transactions	—	—	—	—	(.01)
Total distributions	(.37)	(.35)	(.32)	(.40)	(.59)
Redemption fees	.00*	—	—	—	—
Net asset value, end of period	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.32
Total Return (%)	9.33[b,c]	7.86[b,c]	7.10[c]	(5.57)	(4.60)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	43	42	40	42
Ratio of expenses before expense reductions (%)	.57	.23[e]	—[d]	—[d]	—[d]
Ratio of expenses after expense reductions (%)	.30	.13[e]	—[d]	—[d]	—[d]
Ratio of net investment income (%)	2.67	2.84	3.00	3.55	3.98
Portfolio turnover rate (%)	55	56	104	36	40

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[d] The Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[e] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Amount is less than $.005.

Pathway Moderate Portfolio — Class A
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.63	$ 9.91	$ 9.38	$ 10.77	$ 12.04
Income (loss) from investment operations:
Net investment income[b]	.21	.22	.21	.24	.17
Net realized and unrealized gain (loss) on investment transactions	.95	.70	.55	(1.39)	(1.31)
Total from investment operations	1.16	.92	.76	(1.15)	(1.14)
Less distributions from: Net investment income	(.24)	(.20)	(.23)	(.24)	(.13)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.55	$ 10.63	$ 9.91	$ 9.38	$ 10.77
Total Return (%)[c]	10.95[d,e]	9.34[d,e]	8.28[e]	(10.83)	(9.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	113	56	35	23	15
Ratio of expenses before expense reductions (%)	.77	.54[g]	.23[f]	.22[f]	.25f*
Ratio of expenses after expense reductions (%)	.55	.38[g]	.23[f]	.22[f]	.25f*
Ratio of net investment income (%)	1.84	2.12	2.30	2.31	2.26*
Portfolio turnover rate (%)	35	37	101	57	58

[a] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Moderate Portfolio — Class B
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.63	$ 9.91	$ 9.38	$ 10.76	$ 12.04
Income (loss) from investment operations:
Net investment income[b]	.12	.14	.14	.17	.13
Net realized and unrealized gain (loss) on investment transactions	.95	.70	.55	(1.38)	(1.32)
Total from investment operations	1.07	.84	.69	(1.21)	(1.19)
Less distributions from: Net investment income	(.16)	(.12)	(.16)	(.17)	(.09)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.54	$ 10.63	$ 9.91	$ 9.38	$ 10.76
Total Return (%)[c]	10.17[d,e]	8.49[d,e]	7.46[e]	(11.42)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	13	9	8	8
Ratio of expenses before expense reductions (%)	1.35	1.21[g]	1.00[f]	.90[f,h]	1.00f*
Ratio of expenses after expense reductions (%)	1.30	1.12[g]	1.00[f]	.90[f,h]	1.00f*
Ratio of net investment income (%)	1.09	1.37	1.53	1.63	1.51*
Portfolio turnover rate (%)	35	37	101	57	58

[a] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Income with Growth Portfolio, the Farmers Balanced Portfolio and the Farmers Growth with Income Portfolio. The ratio without this reduction was .93%.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Moderate Portfolio — Class C
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.62	$ 9.90	$ 9.37	$ 10.76	$ 12.04
Income (loss) from investment operations:
Net investment income[b]	.13	.14	.14	.16	.13
Net realized and unrealized gain (loss) on investment transactions	.95	.70	.54	(1.38)	(1.32)
Total from investment operations	1.08	.84	.68	(1.22)	(1.19)
Less distributions from: Net investment income	(.16)	(.12)	(.15)	(.17)	(.09)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.54	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Total Return (%)[c]	10.28[e]	8.50[d,e]	7.44[e]	(11.51)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	9	4	3	3
Ratio of expenses before expense reductions (%)	1.26	1.18[g]	.99[f]	1.00[f]	1.00f*
Ratio of expenses after expense reductions (%)	1.26	1.13[g]	.99[f]	1.00[f]	1.00f*
Ratio of net investment income (%)	1.13	1.36	1.54	1.53	1.51*
Portfolio turnover rate (%)	35	37	101	57	58

[a] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Moderate Portfolio — Class AARP
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.62	$ 9.90	$ 9.37	$ 10.76	$ 13.80
Income (loss) from investment operations:
Net investment income[b]	.25	.25	.24	.26	.29
Net realized and unrealized gain (loss) on investment transactions	.95	.70	.54	(1.38)	(1.84)
Total from investment operations	1.20	.95	.78	(1.12)	(1.55)
Less distributions from: Net investment income	(.28)	(.23)	(.25)	(.27)	(.31)
Net realized gains on investment transactions	—	—	—	—	(1.18)
Total distributions	(.28)	(.23)	(.25)	(.27)	(1.49)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.54	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Total Return (%)	11.39[c]	9.60[c]	8.54[c]	(10.62)	(12.19)c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	8	4	3	4
Ratio of expenses (%)	.21	.14[e]	—[d]	—[d]	—[d]
Ratio of net investment income (%)	2.18	2.36	2.53	2.53	2.68*
Portfolio turnover rate (%)	35	37	101	57	58

[a] For the period from October 2, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[d] The Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[e] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Moderate Portfolio — Class S
Years Ended August 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 10.62	$ 9.90	$ 9.38	$ 10.76	$ 14.30
Income (loss) from investment operations:
Net investment income[a]	.24	.25	.24	.26	.33
Net realized and unrealized gain (loss) on investment transactions	.95	.70	.53	(1.37)	(2.27)
Total from investment operations	1.19	.95	.77	(1.11)	(1.94)
Less distributions from:
Net investment income	(.27)	(.23)	(.25)	(.27)	(.42)
Net realized gains on investment transactions	—	—	—	—	(1.18)
Total distributions	(.27)	(.23)	(.25)	(.27)	(1.60)
Redemption fees	.00*	—	—	—	—
Net asset value, end of period	$ 11.54	$ 10.62	$ 9.90	$ 9.38	$ 10.76
Total Return (%)	11.23[b,c]	9.70[b,c]	8.43[c]	(10.52)	(14.60)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	126	124	145	175	238
Ratio of expenses before expense reductions (%)	.36	.23[e]	—[d]	—[d]	—[d]
Ratio of expenses after expense reductions (%)	.30	.12[e]	—[d]	—[d]	—[d]
Ratio of net investment income (%)	2.09	2.37	2.53	2.53	2.75
Portfolio turnover rate (%)	35	37	101	57	58

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[d] The Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[e] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Amount is less than $.005.

Pathway Growth Portfolio — Class A
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.14	$ 11.08	$ 10.21	$ 12.61	$ 14.55
Income (loss) from investment operations:
Net investment income[b]	.19	.17	.15	.12	.08
Net realized and unrealized gain (loss) on investment transactions	1.35	1.07	.85	(2.15)	(2.02)
Total from investment operations	1.54	1.24	1.00	(2.03)	(1.94)
Less distributions from: Net investment income	(.19)	(.18)	(.13)	(.10)	—
Net realized gains on investment transactions	—	—	—	(.27)	—
Total distributions	(.19)	(.18)	(.13)	(.37)	—
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 13.49	$ 12.14	$ 11.08	$ 10.21	$ 12.61
Total Return (%)[c]	12.76[d,e]	11.19[d,e]	10.00[e]	(16.61)	(13.33)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	74	39	24	18	18
Ratio of expenses before expense reductions (%)	.74	.46[g]	.22[f]	.21[f]	.25f*
Ratio of expenses after expense reductions (%)	.55	.39[g]	.22[f]	.21[f]	.25f*
Ratio of net investment income (%)	1.46	1.40	1.52	1.00	.81*
Portfolio turnover rate (%)	31	43	93	44	29

[a] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Portfolio — Class B
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.02	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations:
Net investment income[b]	.09	.08	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	1.33	1.06	.84	(2.12)	(2.03)
Total from investment operations	1.42	1.14	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.09)	(.09)	(.06)	(.08)	—
Net realized gains on investment transactions	—	—	—	(.27)	—
Total distributions	(.09)	(.09)	(.06)	(.35)	—
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[c]	11.86[d,e]	10.36[d,e]	9.17[e]	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	14	11	8	9
Ratio of expenses before expense reductions (%)	1.46	1.23[g]	.97[f]	.93[f,h]	1.00f*
Ratio of expenses after expense reductions (%)	1.30	1.13[g]	.97[f]	.93[f,h]	1.00f*
Ratio of net investment income (%)	.71	.66	.77	.28	.06*
Portfolio turnover rate (%)	31	43	93	44	29

[a] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Growth Portfolio. The ratio without this reduction was .95%.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Portfolio — Class C
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.02	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations:
Net investment income[b]	.09	.08	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	1.33	1.05	.84	(2.12)	(2.03)
Total from investment operations	1.42	1.13	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.09)	(.08)	(.06)	(.08)	—
Net realized gains on investment transactions	—	—	—	(.27)	—
Total distributions	(.09)	(.08)	(.06)	(.35)	—
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[c]	11.86[d,e]	10.34[d,e]	9.17[e]	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	9	4	3	3
Ratio of expenses before expense reductions (%)	1.39	1.21[g]	.99[f]	.95[f]	1.00f*
Ratio of expenses after expense reductions (%)	1.30	1.15[g]	.99[f]	.95[f]	1.00f*
Ratio of net investment income (%)	.71	.65	.75	.26	.06*
Portfolio turnover rate (%)	31	43	93	44	29

[a] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Portfolio — Class AARP
Years Ended August 31,	2005	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.17	$ 11.10	$ 10.24	$ 12.62	$ 15.32
Income (loss) from investment operations:
Net investment income[b]	.22	.20	.18	.14	.19
Net realized and unrealized gain (loss) on investment transactions	1.35	1.08	.84	(2.14)	(2.77)
Total from investment operations	1.57	1.28	1.02	(2.00)	(2.58)
Less distributions from: Net investment income	(.23)	(.21)	(.16)	(.11)	(.12)
Net realized gains on investment transactions	—	—	—	(.27)	—
Total distributions	(.23)	(.21)	(.16)	(.38)	(.12)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 13.51	$ 12.17	$ 11.10	$ 10.24	$ 12.62
Total Return (%)	12.94[c,d]	11.50[c,d]	10.18[d]	(16.39)	(16.94)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67	62	60	62	92
Ratio of expenses before expense reductions (%)	.39	.22[f]	—[e]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.30	.13[f]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	1.71	1.67	1.74	1.21	1.44*
Portfolio turnover rate (%)	31	43	93	44	29

[a] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[f] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Portfolio — Class S
Years Ended August 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 12.17	$ 11.10	$ 10.24	$ 12.62	$ 17.85
Income (loss) from investment operations:
Net investment income[a]	.22	.20	.18	.14	.20
Net realized and unrealized gain (loss) on investment transactions	1.36	1.08	.84	(2.14)	(3.43)
Total from investment operations	1.58	1.28	1.02	(2.00)	(3.23)
Less distributions from: Net investment income	(.23)	(.21)	(.16)	(.11)	(.36)
Net realized gains on investment transactions	—	—	—	(.27)	(1.64)
Total distributions	(.23)	(.21)	(.16)	(.38)	(2.00)
Redemption fees	.00*	—	—	—	—
Net asset value, end of period	$ 13.52	$ 12.17	$ 11.10	$ 10.24	$ 12.62
Total Return (%)	13.02[b,c]	11.50[b,c]	10.18[c]	(16.39)	(19.95)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	84	87	92	115
Ratio of expenses before expense reductions (%)	.48	.25[e]	—[d]	—[d]	—[d]
Ratio of expenses after expense reductions (%)	.30	.12[e]	—[d]	—[d]	—[d]
Ratio of net investment income (%)	1.71	1.67	1.74	1.21	1.41
Portfolio turnover rate (%)	31	43	93	44	29

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[d] The Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[e] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Amount is less than $.005.

Pathway Growth Plus Portfolio — Class A
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.04
Net realized and unrealized gain (loss) on investment transactions	.88
Total from investment operations	.92
Less distributions from: Net investment income	(.10)
Redemption fees	.00***
Net asset value, end of period	$ 10.82
Total Return (%)[c,d,e]	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7
Ratio of expenses before expense reductions (%)	3.41*
Ratio of expenses after expense reductions (%)	.55*
Ratio of net investment income (%)	.46*
Portfolio turnover rate (%)	28*

[a] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Plus Portfolio — Class B
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	(.02)
Net realized and unrealized gain (loss) on investment transactions	.89
Total from investment operations	.87
Less distributions from: Net investment income	(.09)
Redemption fees	.00***
Net asset value, end of period	$ 10.78
Total Return (%)[c,d,e]	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2
Ratio of expenses before expense reductions (%)	4.22*
Ratio of expenses after expense reductions (%)	1.30*
Ratio of net investment income (loss) (%)	(.29)*
Portfolio turnover rate (%)	28*

[a] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Plus Portfolio — Class C
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	(.02)
Net realized and unrealized gain (loss) on investment transactions	.88
Total from investment operations	.86
Less distributions from: Net investment income	(.09)
Redemption fees	.00***
Net asset value, end of period	$ 10.77
Total Return (%)[c,d,e]	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4
Ratio of expenses before expense reductions (%)	4.12*
Ratio of expenses after expense reductions (%)	1.30*
Ratio of net investment income (loss) (%)	(.29)*
Portfolio turnover rate (%)	28*

[a] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Plus Portfolio — Class S
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.06
Net realized and unrealized gain (loss) on investment transactions	.89
Total from investment operations	.95
Less distributions from: Net investment income	(.11)
Redemption fees	.00***
Net asset value, end of period	$ 10.84
Total Return (%)[c,d]	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2
Ratio of expenses before expense reductions (%)	3.22*
Ratio of expenses after expense reductions (%)	.30*
Ratio of net investment income (%)	.71*
Portfolio turnover rate (%)	28*

[a] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements

A. Significant Accounting Policies

The Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios (the "Portfolios") are each a diversified series of Scudder Pathway Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Portfolios invest primarily in existing Scudder Funds (the "Underlying Scudder Funds"). Each Underlying Scudder Fund's accounting policies and investment holdings are outlined in the Underlying Scudder Fund's financial statements and are available upon request.

Each Portfolio offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolios' Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Portfolio have equal rights with respect to voting subject to class-specific arrangements.

The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments in the Underlying Scudder Funds are valued at the net asset value per share of each class of the Underlying Scudder Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Portfolio is treated as a single corporate taxpayer. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provisions were required.

At August 31, 2005, the Pathway Conservative Portfolio had a net tax basis capital loss carryforward of approximately $13,218,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2010 ($1,080,000), August 31, 2011 ($2,914,000) and August 31, 2012 ($9,224,000), the respective expiration dates, whichever occurs first. During the year ended August 31, 2005 the Portfolio utilized $2,691,000 of capital loss carryforward.

At August 31, 2005, the Pathway Moderate Portfolio had a net tax basis capital loss carryforward of approximately $48,617,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2010 ($11,966,000), August 31, 2011 ($14,881,000) and August 31, 2012 ($21,770,000), the respective expiration dates, whichever occurs first. During the year ended August 31, 2005 the Portfolio utilized $7,158,000 of capital loss carryforward.

At August 31, 2005, the Pathway Growth Portfolio had a net tax basis capital loss carryforward of approximately $51,301,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2011 ($14,400,000) and August 31, 2012 ($36,901,000), the respective expiration dates, whichever occurs first. During the year ended August 31, 2005, the Portfolio utilized $7,613,000 of capital loss carryforward.

Distribution of Income and Gains. Net investment income from the Pathway Conservative and Pathway Moderate Portfolios, if any, is distributed to shareholders quarterly. Net investment income from the Pathway Growth and Pathway Growth Plus Portfolios, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Portfolio.

At August 31, 2005, the Pathway Conservative Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ —
Capital loss carryforwards	$ (13,218,000)
Net unrealized appreciation (depreciation) on investments	$ 7,272,144

In addition, during the years ended August 31, 2005 and August 31, 2004, the tax character of distributions paid to shareholders by the Pathway Conservative Portfolio is summarized as follows:

	Years Ended August 31,
	2005	2004
Distributions from ordinary income*	$ 3,824,496	$ 3,369,334

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2005, the Pathway Moderate Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 1,115,311
Capital loss carryforwards	$ (48,617,000)
Net unrealized appreciation (depreciation) on investments	$ 20,746,822

In addition, during the years ended August 31, 2005 and August 31, 2004, the tax character of distributions paid to shareholders by the Pathway Moderate Portfolio is summarized as follows:

	Years Ended August 31,
	2005	2004
Distributions from ordinary income*	$ 5,822,475	$ 4,200,697

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2005, the Pathway Growth Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 3,229,884
Capital loss carryforwards	$ (51,301,000)
Net unrealized appreciation (depreciation) on investments	$ 27,760,922

In addition, during the years ended August 31, 2005 and August 31, 2004, the tax character of distributions paid to shareholders by the Pathway Growth Portfolio is summarized as follows:

	Years Ended August 31,
	2005	2004
Distributions from ordinary income*	$ 3,782,008	$ 3,154,393

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2005, the Pathway Growth Plus Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 154,761
Undistributed net long-term capital gains	$ 18,034
Net unrealized appreciation (depreciation) on investments	$ 485,724

In addition, during the year ended August 31, 2005 the tax character of distributions paid to shareholders by the Pathway Growth Plus Portfolio is summarized as follows:

Year Ended August 31,
2005
Distributions from ordinary income*	$ 27,157

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Offering Costs. Offering costs for Pathway Growth Plus Portfolio were paid in connection with the offering of shares and are being amortized over one year.

Contingencies. In the normal course of business, the Portfolios may enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet been made. However, based on experience, the Portfolios expect the risk of loss to be remote.

Redemption Fees. Effective February 1, 2005, each Portfolio imposes a redemption fee of 2% of the total redemption amount on the Portfolio shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Portfolios for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Scudder Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Advisor has agreed not to be paid a management fee for performing its services for the Portfolios. However, the Advisor will receive management fees from managing the Underlying Scudder Funds in which each Portfolio invests.

The Portfolios do not invest in the Underlying Scudder Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Scudder Fund's net assets. At August 31, 2005, Pathway Conservative Portfolio held the following Underlying Scudder Fund's outstanding shares: approximately 35% of Scudder Inflation Protected Plus Fund. At August 31, 2005, Pathway Growth Portfolio held the following Underlying Scudder Fund's outstanding shares: approximately 8% of Scudder Small Company Stock Fund. At August 31, 2005, Pathway Moderate Portfolio held the following Underlying Scudder Funds' outstanding shares: approximately 64% of Scudder Inflation Protected Plus Fund, 6% of Scudder Fixed Income Fund and 8% of Scudder Small Company Stock Fund. At August 31, 2005, Pathway Growth Plus Portfolio did not hold more than 5% of any of the Underlying Scudder Funds' outstanding shares.

Effective April 1, 2004 through December 31, 2005, the Advisor had contractually agreed to waive fees and reimburse expenses to maintain each Portfolio's operating expenses at 0.55%, 1.30%, 1.30%, 0.30% and 0.30% of the average daily net assets for Class A, B, C, AARP and S, respectively. Each Portfolio will continue to indirectly bear its proportionate share of fees and expenses incurred by the Underlying Scudder Funds in which it is invested.

For the period ended August 31, 2005, the Advisor has agreed to reimburse the Pathway Growth Plus Portfolio an additional $110,888 for expenses.

Accounting Fees. Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Portfolios. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Portfolios. For the year ended August 31, 2005, the amount charged to the Portfolios by SFAC for accounting services aggregated $43,008, $39,484, $37,651 and $78,965, respectively, for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios of which $12,591, $6,376, $6,602 and $0, respectively, for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios are unpaid at August 31, 2005. In addition, the Advisor waived accounting fees of $78,965 for Pathway Growth Plus Portfolio.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Portfolios. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Portfolios. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend-paying agent functions to DST. SISC and SSC compensate DST out of the shareholder servicing fee they receive from the Portfolios. For the year ended August 31, 2005, the amounts charged to the Portfolios by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at August 31, 2005
Pathway Conservative Portfolio
Class A	$ 102,652	$ 63,961	$ —
Class B	31,457	22,311	—
Class C	13,082	5,651	—
Class AARP	73,522	9,913	21,387
Class S	139,163	94,153	—
	$ 359,876	$ 195,989	$ 21,387
Pathway Moderate Portfolio
Class A	$ 382,845	$ 197,067	$ —
Class B	46,711	10,338	2,088
Class C	27,913	—	6,638
Class AARP	18,843	—	3,316
Class S	322,102	76,366	—
	$ 798,414	$ 283,771	$ 12,042
Pathway Growth Portfolio
Class A	$ 223,455	$ 109,889	$ —
Class B	70,507	35,092	—
Class C	46,530	16,533	—
Class AARP	178,196	61,828	30,619
Class S	322,952	165,897	24,228
	$ 841,640	$ 389,239	$ 54,847
Pathway Growth Plus Portfolio
Class A	$ 5,366	$ 5,366	—
Class B	1,492	1,492	—
Class C	1,908	1,073	494
Class S	2,114	2,114	—
	$ 10,880	$ 10,045	$ 494

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2005, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2005
Pathway Conservative Portfolio
Class B	$ 55,684	$ 5,300
Class C	47,137	5,531
	$ 102,821	$ 10,831
Pathway Moderate Portfolio
Class B	$ 147,028	$ 14,253
Class C	136,736	16,311
	$ 283,764	$ 30,564
Pathway Growth Portfolio
Class B	$ 162,802	$ 17,401
Class C	141,175	17,193
	$ 303,977	$ 34,594
Pathway Growth Plus Portfolio
Class B	$ 6,092	$ 1,006
Class C	8,919	2,193
	$ 15,011	$ 3,199

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2005, the Shareholder Servicing Fees were as follows:

Shareholder Servicing Fees	Total Aggregated	Waived	Unpaid at August 31, 2005	Annual Effective Rate
Pathway Conservative Portfolio
Class A	$ 69,004	$ —	$ 9,278.24%
Class B	18,489	—	2,222.25%
Class C	15,677	—	2,131.25%
	$ 103,170	$ —	$ 13,631
Pathway Moderate Portfolio
Class A	$ 198,480	$ —	$ 21,654.23%
Class B	48,128	—	4,913.25%
Class C	42,199	—	5,572.23%
	$ 288,807	$ —	$ 32,139
Pathway Growth Portfolio
Class A	$ 135,815	$ —	$ 13,439.23%
Class B	54,267	—	5,935.25%
Class C	47,080	—	5,611.25%
	$ 237,162	$ —	$ 24,985
Shareholder Servicing Fees	Total Aggregated	Waived	Unpaid at August 31, 2005	Annualized Effective Rate
Pathway Growth Plus Portfolio
Class A	$ 9,584	$ —	$ 4,778.25%
Class B	1,947	50	670.23%
Class C	2,258	—	2,067.19%
	$ 13,789	$ 50	$ 7,515

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Portfolios. Underwriting commissions paid in connection with the distribution of Class A shares for the period ended August 31, 2005 for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios aggregated $104,745, $34,529, $107,276 and $14,616, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period ended August 31, 2005, the CDSC for Class B and Class C shares aggregated $25,125, $46,374, $62,352 and $2,606, respectively, for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the period ended August 31, 2005, SDI received $4,965, $1,212, and $2,540 for Pathway Conservative, Pathway Moderate, and Pathway Growth, respectively.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and regulatory filing services to the Portfolios. For the period ended August 31, 2005, the amount charged to the Portfolios by DeIM included in the reports to shareholders were as follows:

Typesetting Filing Fees	Total Aggregated ($)	Unpaid at August 31, 2005 ($)
Pathway Conservative Portfolio	16,000	6,560
Pathway Moderate Portfolio	16,000	6,560
Pathway Growth Portfolio	16,000	6,560
Pathway Growth Plus Portfolio	3,120	120

Trustees' Fees and Expenses. The Portfolios pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Reductions

For the period ended August 31, 2005, the Advisor agreed to reimburse the Portfolios $2,366, $3,474, $3,457 and $0 for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios, respectively, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

D. Line of Credit

The Portfolios and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 20 percent of its net assets under the agreement.

E. Share Transactions

Pathway Conservative Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Year Ended August 31, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,512,446	$ 29,015,890	1,114,866	$ 12,404,337
Class B	349,523	4,035,005	281,197	3,120,479
Class C	663,924	7,671,005	212,669	2,368,091
Class AARP	1,016,383	11,728,284	357,414	3,983,288
Class S	1,007,782	11,656,351	1,129,526	12,566,606
		$ 64,106,535		$ 34,442,801
Shares issued to shareholders in reinvestment of distributions
Class A	66,523	$ 765,185	36,212	$ 403,607
Class B	12,818	147,627	8,345	93,111
Class C	9,196	105,962	4,918	54,860
Class AARP	115,099	1,322,582	107,178	1,191,974
Class S	98,981	1,135,154	122,619	1,363,670
		$ 3,476,510		$ 3,107,222
Shares redeemed
Class A	(1,033,942)	$ (11,975,529)	(656,731)	$ (7,319,826)
Class B	(164,570)	(1,908,655)	(157,971)	(1,759,480)
Class C	(237,150)	(2,753,082)	(125,409)	(1,399,218)
Class AARP	(598,674)	(6,929,477)	(697,676)	(7,785,174)
Class S	(1,881,709)	(21,423,945)	(1,351,805)	(15,035,181)
		$ (44,990,688)		$ (33,298,879)
Redemption fees		$ 1,927		$ —
Net increase (decrease)
Class A	1,545,027	$ 17,806,067	494,347	$ 5,488,118
Class B	197,771	2,273,977	131,571	1,454,110
Class C	435,970	5,023,991	92,178	1,023,733
Class AARP	532,808	6,122,646	(233,084)	(2,609,912)
Class S	(774,946)	(8,632,397)	(99,660)	(1,104,905)
		$ 22,594,284		$ 4,251,144

Pathway Moderate Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Year Ended August 31, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	6,679,396	$ 74,557,653	3,099,238	$ 32,792,083
Class B	1,134,268	12,604,992	590,482	6,217,300
Class C	1,786,715	19,976,990	575,515	6,070,188
Class AARP	1,736,039	19,286,606	408,481	4,326,919
Class S	2,641,710	29,467,777	3,933,298	41,888,709
		$ 155,894,018		$ 91,295,199
Shares issued to shareholders in reinvestment of distributions
Class A	156,837	$ 1,747,861	81,669	$ 863,767
Class B	23,638	263,921	10,875	115,278
Class C	18,275	204,280	6,545	69,431
Class AARP	37,323	416,735	10,572	111,857
Class S	275,365	3,056,557	286,027	3,007,769
		$ 5,689,354		$ 4,168,102
Shares redeemed
Class A	(2,287,386)	$ (25,615,282)	(1,408,732)	$ (14,973,977)
Class B	(383,400)	(4,312,116)	(303,227)	(3,189,309)
Class C	(334,699)	(3,767,375)	(189,616)	(2,019,539)
Class AARP	(309,445)	(3,484,294)	(72,340)	(766,552)
Class S	(3,633,690)	(40,312,700)	(7,267,448)	(77,068,576)
		$ (77,491,767)		$ (98,017,953)
Redemption fees		$ 654		$ —
Net increase (decrease)
Class A	4,548,847	$ 50,690,547	1,772,175	$ 18,681,873
Class B	774,506	8,557,046	298,130	3,143,269
Class C	1,470,291	16,413,943	392,444	4,120,080
Class AARP	1,463,917	16,219,047	346,713	3,672,224
Class S	(716,615)	(7,788,324)	(3,048,123)	(32,172,098)
		$ 84,092,259		$ (2,554,652)

Pathway Growth Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Year Ended August 31, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,672,249	$ 47,392,530	1,910,196	$ 23,085,686
Class B	1,175,090	14,993,600	510,421	6,079,131
Class C	1,586,152	20,328,969	526,784	6,309,526
Class AARP	622,298	8,042,799	278,443	3,378,261
Class S	1,755,989	22,748,442	1,821,880	21,983,033
		$ 113,506,340		$ 60,835,637
Shares issued to shareholders in reinvestment of distributions
Class A	60,461	$ 790,196	35,623	$ 428,911
Class B	10,834	140,954	7,107	85,202
Class C	7,374	95,935	2,856	34,238
Class AARP	83,915	1,097,610	85,031	1,024,621
Class S	119,160	1,558,611	126,920	1,529,387
		$ 3,683,306		$ 3,102,359
Shares redeemed
Class A	(1,407,174)	$ (18,266,061)	(955,248)	$ (11,614,174)
Class B	(409,482)	(5,272,734)	(376,838)	(4,429,360)
Class C	(286,570)	(3,689,826)	(147,397)	(1,777,682)
Class AARP	(847,254)	(11,002,942)	(647,899)	(7,806,738)
Class S	(1,960,977)	(25,483,550)	(2,930,852)	(35,195,587)
		$ (63,715,113)		$ (60,823,541)
Redemption fees		$ 1,631		$ —
Net increase (decrease)
Class A	2,325,536	$ 29,917,319	990,571	$ 11,900,423
Class B	776,442	9,861,834	140,690	1,734,973
Class C	1,306,956	16,735,977	382,243	4,566,082
Class AARP	(141,041)	(1,862,481)	(284,425)	(3,403,856)
Class S	(85,828)	(1,176,485)	(982,052)	(11,683,167)
		$ 53,476,164		$ 3,114,455

Pathway Growth Plus Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Period Ended August 31, 2005*
	Shares	Dollars
Shares sold
Class A	736,537	$ 7,633,342
Class B	177,739	1,848,879
Class C	371,458	3,880,393
Class S	227,769	2,350,093
		$ 15,712,707
Shares issued to shareholders in reinvestment of distributions
Class A	2,152	$ 22,551
Class B	264	2,754
Class C	99	1,036
Class S	64	674
		$ 27,015
Shares redeemed
Class A	(52,368)	$ (543,003)
Class B	(24,817)	(262,663)
Class C	(20,655)	(216,740)
Class S	(23,079)	(246,334)
		$ (1,268,740)
Redemption fees		$ 111
Net increase (decrease)
Class A	686,321	$ 7,112,946
Class B	153,186	1,588,970
Class C	350,902	3,664,744
Class S	204,754	2,104,433
		$ 14,471,093
	Period Ended August 31, 2005*
	Shares	Dollars
Initial capital
Class A	100	$ 1,000
Class B	100	1,000
Class C	100	1,000
Class S	100	1,000
		$ 4,000

* For the period from November 1, 2004 (commencement of operations) to August 31, 2005.

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Pathway Series and the Shareholders of Scudder Pathway Series: Conservative, Moderate, Growth and Growth Plus Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Pathway Series: Conservative, Moderate, Growth and Growth Plus Portfolios (the four portfolios constituting the Scudder Pathway Series) (the "Funds") at August 31, 2005 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 28, 2005	PricewaterhouseCoopers LLP
Tax Information (Unaudited)

For federal income tax purposes, the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios designate $4,400,000, $6,500,000, $7,000,000 and $77,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Pursuant to Section 852 of the Internal Revenue Code, the Pathway Growth Plus Portfolio designates $21,000, as capital gain dividends for their fiscal year ended August 31, 2005, of which 100% represents 15% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of August 31, 2005. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Unless otherwise indicated, the address of each Officer is Two International Place, Boston, Massachusetts 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns, retires or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Fund may also serve in similar capacities with other funds in the fund complex.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairman, 2004-present Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; Member, Executive Committee of the Independent Directors Council of the Investment Company Institute, Southwest Florida Community Foundation (charitable organization)	42
Henry P. Becton, Jr. (1943) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); The A.H. Belo Company (media company); Concord Academy; Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	42
Keith R. Fox (1954) Trustee, 1996-present	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Cloverleaf Transportation Inc. (trucking); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising)	42
Jean Gleason Stromberg (1943) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, US General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	42
Carl W. Vogt (1936) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	42
Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Vincent J. Esposito[4,6] (1956) President, 2005-present

Managing Director[3], Deutsche Asset Management (since 2003); Vice President of Central European Equity Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc. (since 2003) (registered investment companies); formerly, Managing Director, Putnam Investments (1991-2002)

John Millette (1962) Vice President and Secretary, 1999-present	Director[3], Deutsche Asset Management
Patricia DeFilippis[4,6] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005)
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, since 2005

Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004)

Daniel O. Hirsch[5] (1954) Assistant Secretary, 2002-present

Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds Ltd. (2002-2004)

Caroline Pearson (1962) Assistant Secretary, 1997-present	Managing Director[3], Deutsche Asset Management
Scott M. McHugh (1971) Assistant Treasurer, 2005-present	Director[3], Deutsche Asset Management
Kathleen Sullivan D'Eramo (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management
John Robbins[4,6] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[3], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)
Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.

2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.

3 Executive title, not a board directorship

4 Address: 345 Park Avenue, New York, New York 10154

5 Address: One South Street, Baltimore, Maryland 21202

6 Elected on September 29, 2005

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
Conservative Portfolio — Class A	SUCAX	811189-877	480
Conservative Portfolio — Class B	SUCBX	811189-869	680
Conservative Portfolio — Class C	SUCCX	811189-851	780
Moderate Portfolio — Class A	SPDAX	811189-844	481
Moderate Portfolio — Class B	SPDBX	811189-836	681
Moderate Portfolio — Class C	SPDCX	811189-828	781
Growth Portfolio — Class A	SUPAX	811189-810	482
Growth Portfolio — Class B	SUPBX	811189-794	682
Growth Portfolio — Class C	SUPCX	811189-786	782
Growth Plus Portfolio — Class A	PLUSX	811189-778	1084
Growth Plus Portfolio — Class B	PLSBX	811189-760	1284
Growth Plus Portfolio — Class C	PLSCX	811189-752	1384
	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Ticker Symbol	Fund Number
Pathway Conservative Portfolio — Class AARP	APWCX	180
Pathway Conservative Portfolio — Class S	SCPCX	080
Pathway Moderate Portfolio — Class AARP	SPWBX	181
Pathway Moderate Portfolio — Class S	SPBAX	081
Pathway Growth Portfolio — Class AARP	APWGX	182
Pathway Growth Portfolio — Class S	SPGRX	082
Pathway Growth Plus Portfolio — Class S	PPLSX	084

ITEM 2.         CODE OF ETHICS.

As of the end of the period, August 31, 2005, Scudder Pathway Series has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its
Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds' audit committee is comprised solely of trustees who are "independent"
(as such term has been defined by the Securities and Exchange Commission ("SEC")
in regulations implementing Section 407 of the Sarbanes-Oxley Act (the
"Regulations")). The Funds' Board of Trustees has determined that there are several "audit committee financial experts" serving on the Funds' audit committee. The Board has determined that Keith R. Fox, the chair of the Funds'
audit committee, qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on its review of Mr. Fox's pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. In accordance with New York Stock
Exchange requirements, the Board believes that all members of the Funds' audit committee are financially literate, as such qualification is interpreted by the
Board in its business judgment, and that at least one member of the audit committee has accounting or related financial management expertise.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                         PATHWAY CONSERVATIVE PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's independent registered public accounting firm, billed to the
Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

  Services that the Fund's Independent Registered Public Accounting Firm Billed
                                   to the Fund

--------------------------------------------------------------------------------
Fiscal
 Year        Audit Fees     Audit-Related        Tax Fees           All Other
 Ended        Billed         Fees Billed          Billed          Fees Billed
August 31    to Fund          to Fund            to Fund             to Fund
--------------------------------------------------------------------------------
2005          $32,200            $225            $7,200                $0
--------------------------------------------------------------------------------
2004          $33,167            $185            $6,800                $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

  Services that the Fund's Independent Registered Public Accounting Firm Billed
              to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related                               All Other
                  Fees Billed             Tax Fees             Fees
                  to Adviser             Billed to           Billed to
                      and                Adviser and       Adviser and
Fiscal            Affiliated             Affiliated         Affiliated
 Year                Fund                   Fund               Fund
 Ended              Service                Service            Service
August 31          Providers             Providers           Providers
--------------------------------------------------------------------------------
2005               $302,200              $136,355                $0
--------------------------------------------------------------------------------
2004               $767,051                 $0                   $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                Total
                              Non-Audit
                                Fees
                              billed to
                             Adviser and
                             Affiliated             Total
                            Fund Service          Non-Audit
                             Providers          Fees billed to
                            (engagements         Adviser and
                              related             Affiliated
             Total         directly to the           Fund
           Non-Audit       operations and           Service
Fiscal       Fees             financial           Providers
 Year       Billed           reporting            (all other          Total of
 Ended     to Fund          of the Fund)         engagements)         (A), (B)
August 31     (A)                (B)                  (C)              and (C)
--------------------------------------------------------------------------------
2005        $7,200               $0                $89,635             $96,835
--------------------------------------------------------------------------------
2004        $6,800               $0              $1,430,816          $1,437,616
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

                          PATHWAY GROWTH PLUS PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's independent registered public accounting firm, billed to the
Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

             Services that the Fund's Independent Registered Public
                       Accounting Firm Billed to the Fund

--------------------------------------------------------------------------------
Fiscal
 Year        Audit Fees     Audit-Related        Tax Fees           All Other
 Ended        Billed         Fees Billed          Billed          Fees Billed
August 31    to Fund          to Fund            to Fund             to Fund
--------------------------------------------------------------------------------
2005           $24,000          $225              $4,000               $0
--------------------------------------------------------------------------------
2004             N/A            N/A                 N/A                $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

             Services that the Fund's Independent Registered Public
   Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related                               All Other
                  Fees Billed             Tax Fees             Fees
                  to Adviser             Billed to           Billed to
                      and                Adviser and       Adviser and
Fiscal            Affiliated             Affiliated         Affiliated
 Year                Fund                   Fund               Fund
 Ended              Service                Service            Service
August 31          Providers             Providers           Providers
--------------------------------------------------------------------------------
2005                $302,200              $136,355              $0
--------------------------------------------------------------------------------
2004                $767,051                 $0                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                Total
                              Non-Audit
                                Fees
                              billed to
                             Adviser and
                             Affiliated             Total
                            Fund Service          Non-Audit
                             Providers          Fees billed to
                            (engagements         Adviser and
                              related             Affiliated
             Total         directly to the           Fund
           Non-Audit       operations and           Service
Fiscal       Fees             financial           Providers
 Year       Billed           reporting            (all other          Total of
 Ended     to Fund          of the Fund)         engagements)         (A), (B)
August 31     (A)                (B)                  (C)              and (C)
--------------------------------------------------------------------------------
2005        $4,000               $0               $89,635             $93,635
--------------------------------------------------------------------------------
2004          n/a                $0             $1,430,816          $1,430,816
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

                            PATHWAY GROWTH PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's independent registered public accounting firm, billed to the
Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

             Services that the Fund's Independent Registered Public
                       Accounting Firm Billed to the Fund

--------------------------------------------------------------------------------
Fiscal
 Year        Audit Fees     Audit-Related        Tax Fees           All Other
 Ended        Billed         Fees Billed          Billed          Fees Billed
August 31     to Fund          to Fund            to Fund             to Fund
--------------------------------------------------------------------------------
2005          $32,200           $225              $7,200                $0
--------------------------------------------------------------------------------
2004          $33,167           $185              $6,800                $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

             Services that the Fund's Independent Registered Public
   Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related                               All Other
                  Fees Billed             Tax Fees             Fees
                  to Adviser             Billed to           Billed to
                      and                Adviser and       Adviser and
Fiscal            Affiliated             Affiliated         Affiliated
 Year                Fund                   Fund               Fund
 Ended              Service                Service            Service
August 31          Providers             Providers           Providers
--------------------------------------------------------------------------------
2005              $302,200              $136,355                 $0
--------------------------------------------------------------------------------
2004              $767,051                 $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                Total
                              Non-Audit
                                Fees
                              billed to
                             Adviser and
                             Affiliated             Total
                            Fund Service          Non-Audit
                             Providers          Fees billed to
                            (engagements         Adviser and
                              related             Affiliated
             Total         directly to the           Fund
           Non-Audit       operations and           Service
Fiscal       Fees             financial           Providers
 Year       Billed           reporting            (all other          Total of
 Ended     to Fund          of the Fund)         engagements)         (A), (B)
August 31     (A)                (B)                  (C)              and (C)
--------------------------------------------------------------------------------
2005        $7,200               $0                 $89,635            $96,835
--------------------------------------------------------------------------------
2004        $6,800               $0               $1,430,816         $1,437,616
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

                           PATHWAY MODERATE PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's independent registered public accounting firm, billed to the
Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

             Services that the Fund's Independent Registered Public
                       Accounting Firm Billed to the Fund

--------------------------------------------------------------------------------
Fiscal
 Year        Audit Fees     Audit-Related        Tax Fees           All Other
 Ended        Billed         Fees Billed          Billed          Fees Billed
August 31     to Fund          to Fund            to Fund             to Fund
--------------------------------------------------------------------------------
2005         $32,200            $225              $7,200               $0
--------------------------------------------------------------------------------
2004         $33,167            $185              $6,800               $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

             Services that the Fund's Independent Registered Public
   Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related                               All Other
                  Fees Billed             Tax Fees             Fees
                  to Adviser             Billed to           Billed to
                      and                Adviser and       Adviser and
Fiscal            Affiliated             Affiliated         Affiliated
 Year                Fund                   Fund               Fund
 Ended              Service                Service            Service
August 31          Providers             Providers           Providers
--------------------------------------------------------------------------------
2005                 $302,200              $136,355              $0
--------------------------------------------------------------------------------
2004                 $767,051                 $0                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                Total
                              Non-Audit
                                Fees
                              billed to
                             Adviser and
                             Affiliated             Total
                            Fund Service          Non-Audit
                             Providers          Fees billed to
                            (engagements         Adviser and
                              related             Affiliated
             Total         directly to the           Fund
           Non-Audit       operations and           Service
Fiscal       Fees             financial           Providers
 Year       Billed           reporting            (all other          Total of
 Ended     to Fund          of the Fund)         engagements)         (A), (B)
August 31     (A)                (B)                  (C)              and (C)
--------------------------------------------------------------------------------
2005         $7,200              $0                $89,635           $96,835
--------------------------------------------------------------------------------
2004         $6,800              $0              $1,430,816        $1,437,616
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Pathway Conservative Portfolio, Pathway
                                    Growth Plus Portfolio, Pathway Growth
                                    Portfolio and Pathway Moderate Portfolio, a
                                    series of Scudder Pathway Series

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Pathway Conservative Portfolio, Pathway
                                    Growth Plus Portfolio, Pathway Growth
                                    Portfolio and Pathway Moderate Portfolio, a
                                    series of Scudder Pathway Series

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 1, 2005

By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 1, 2005